JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 41.3%
U.S. Treasury Bonds
6.13%, 11/15/2027	2,134,000	2,266,375
5.25%, 11/15/2028	2,000,000	2,077,344
6.13%, 8/15/2029	2,100,000	2,280,469
5.38%, 2/15/2031	3,169,000	3,363,596
4.50%, 2/15/2036	3,862,000	3,924,758
4.75%, 2/15/2037	3,811,000	3,957,485
5.00%, 5/15/2037	3,978,000	4,218,545
4.38%, 2/15/2038	4,000,000	3,963,750
4.50%, 5/15/2038	3,747,000	3,748,756
3.50%, 2/15/2039	4,195,000	3,712,575
4.25%, 5/15/2039	4,314,000	4,160,988
4.50%, 8/15/2039	2,015,000	1,997,054
4.38%, 11/15/2039	1,148,000	1,118,941
4.63%, 2/15/2040	2,598,000	2,604,495
1.13%, 5/15/2040	306,000	181,401
4.38%, 5/15/2040	4,256,000	4,134,305
1.13%, 8/15/2040	3,476,000	2,042,693
3.88%, 8/15/2040	3,782,000	3,442,211
1.38%, 11/15/2040	6,944,400	4,253,445
1.88%, 2/15/2041	5,922,000	3,943,682
4.75%, 2/15/2041	1,891,000	1,913,456
2.25%, 5/15/2041	5,423,000	3,835,078
1.75%, 8/15/2041	4,065,000	2,615,573
2.00%, 11/15/2041	3,979,000	2,666,552
3.13%, 11/15/2041	1,536,000	1,244,640
2.38%, 2/15/2042	5,398,000	3,845,232
3.13%, 2/15/2042	1,436,000	1,159,346
3.00%, 5/15/2042	1,559,000	1,229,905
2.75%, 8/15/2042	1,600,000	1,209,500
3.38%, 8/15/2042	3,664,000	3,049,135
4.00%, 11/15/2042	562,000	511,069
3.13%, 2/15/2043	466,000	371,562
3.88%, 2/15/2043	4,338,000	3,870,309
2.88%, 5/15/2043	1,805,000	1,379,697
3.63%, 8/15/2043	808,000	693,870
4.38%, 8/15/2043	2,750,000	2,630,547
3.75%, 11/15/2043	600,000	523,875
2.50%, 2/15/2045	5,166,000	3,624,272
3.00%, 5/15/2045	38,000	29,129
2.88%, 8/15/2045	4,081,000	3,052,460
2.50%, 5/15/2046	4,045,000	2,798,634
2.25%, 8/15/2046	3,399,000	2,230,063
3.00%, 2/15/2047	174,000	131,805
3.00%, 5/15/2047	4,835,000	3,658,735
2.75%, 8/15/2047	422,000	304,104
2.75%, 11/15/2047	3,311,000	2,384,437
3.13%, 5/15/2048	5,020,000	3,876,381
3.38%, 11/15/2048	4,666,000	3,770,711

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.88%, 5/15/2049	4,223,000	3,106,544
2.25%, 8/15/2049	3,980,000	2,559,638
2.38%, 11/15/2049	6,078,000	4,020,027
2.00%, 2/15/2050	5,760,000	3,483,000
1.25%, 5/15/2050	12,884,400	6,327,448
1.38%, 8/15/2050	4,124,000	2,096,152
1.63%, 11/15/2050	11,750,000	6,401,914
1.88%, 2/15/2051	6,689,000	3,891,117
2.38%, 5/15/2051	5,783,000	3,799,612
2.00%, 8/15/2051	6,025,000	3,610,293
1.88%, 11/15/2051	4,100,000	2,375,438
2.25%, 2/15/2052	5,457,000	3,477,132
2.88%, 5/15/2052	3,484,000	2,560,740
3.00%, 8/15/2052	5,413,000	4,085,969
4.00%, 11/15/2052	898,000	821,530
3.63%, 2/15/2053	3,047,000	2,601,376
3.63%, 5/15/2053	1,825,000	1,558,949
4.13%, 8/15/2053	3,276,000	3,066,643
U.S. Treasury Notes
0.38%, 9/15/2024	4,771,000	4,591,901
1.50%, 9/30/2024	122,000	118,297
0.63%, 10/15/2024	1,430,000	1,374,085
1.50%, 10/31/2024	1,533,000	1,482,100
2.25%, 10/31/2024	1,312,000	1,277,201
2.25%, 11/15/2024	524,000	509,488
1.50%, 11/30/2024	1,349,000	1,300,415
1.00%, 12/15/2024	1,512,000	1,448,449
4.25%, 12/31/2024	2,865,000	2,837,133
1.38%, 1/31/2025	2,884,000	2,762,669
2.50%, 1/31/2025	479,000	464,986
4.13%, 1/31/2025	4,273,000	4,225,430
1.50%, 2/15/2025	4,508,000	4,319,932
2.00%, 2/15/2025	3,434,000	3,310,725
1.13%, 2/28/2025	4,568,000	4,352,269
2.75%, 2/28/2025	3,137,000	3,049,997
4.63%, 2/28/2025	4,429,000	4,405,298
1.75%, 3/15/2025	915,000	877,757
0.50%, 3/31/2025	4,691,000	4,419,435
2.63%, 3/31/2025	3,603,000	3,492,799
3.88%, 3/31/2025	3,085,000	3,039,689
2.63%, 4/15/2025	2,632,000	2,550,161
0.38%, 4/30/2025	4,692,000	4,399,117
2.88%, 4/30/2025	4,526,000	4,396,408
3.88%, 4/30/2025	4,467,000	4,400,344
2.13%, 5/15/2025	4,121,000	3,958,092
2.75%, 5/15/2025	4,480,000	4,341,925
0.25%, 5/31/2025	4,718,300	4,402,211
2.88%, 5/31/2025	6,189,000	6,009,374
4.25%, 5/31/2025	4,433,000	4,389,709

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.88%, 6/15/2025	4,483,000	4,349,210
0.25%, 6/30/2025	4,847,000	4,507,899
2.75%, 6/30/2025	2,525,000	2,444,516
4.63%, 6/30/2025	1,606,000	1,599,852
3.00%, 7/15/2025	949,000	921,568
0.25%, 7/31/2025	3,859,000	3,577,866
2.88%, 7/31/2025	3,318,000	3,213,664
4.75%, 7/31/2025	2,458,000	2,453,871
2.00%, 8/15/2025	1,564,000	1,492,093
0.25%, 8/31/2025	3,157,000	2,917,635
0.25%, 9/30/2025	17,171,000	15,826,162
4.25%, 10/15/2025	2,000,000	1,981,484
0.25%, 10/31/2025	16,549,000	15,200,515
3.00%, 10/31/2025	621,000	601,545
5.00%, 10/31/2025	3,795,000	3,812,789
2.25%, 11/15/2025	1,723,000	1,643,850
0.38%, 11/30/2025	4,065,000	3,732,496
4.00%, 12/15/2025	10,000	9,866
0.38%, 12/31/2025	1,939,000	1,776,912
2.63%, 12/31/2025	1,539,000	1,476,959
0.38%, 1/31/2026	15,746,000	14,375,606
1.63%, 2/15/2026	584,000	547,637
4.00%, 2/15/2026	4,505,000	4,445,168
0.50%, 2/28/2026	27,692,000	25,288,421
2.50%, 2/28/2026	3,004,000	2,869,055
4.63%, 3/15/2026	706,000	706,276
0.75%, 3/31/2026	2,845,000	2,608,509
2.25%, 3/31/2026	2,971,000	2,818,736
3.75%, 4/15/2026	4,552,000	4,468,072
0.75%, 5/31/2026	400,000	364,531
4.50%, 7/15/2026	500,000	499,727
1.50%, 8/15/2026	3,478,000	3,214,161
1.38%, 8/31/2026	1,096,000	1,008,491
0.88%, 9/30/2026	4,763,000	4,316,097
1.63%, 9/30/2026	2,943,000	2,723,655
1.13%, 10/31/2026	9,361,000	8,516,316
1.63%, 10/31/2026	3,770,000	3,479,003
2.00%, 11/15/2026	4,605,000	4,294,522
1.25%, 11/30/2026	1,582,000	1,440,856
1.63%, 11/30/2026	2,895,000	2,666,793
1.25%, 12/31/2026	4,713,000	4,288,830
1.75%, 12/31/2026	4,409,000	4,074,192
1.50%, 1/31/2027	4,082,000	3,732,798
2.25%, 2/15/2027	4,606,000	4,308,049
1.13%, 2/28/2027	4,766,000	4,297,964
1.88%, 2/28/2027	4,627,000	4,272,384
0.63%, 3/31/2027	5,036,000	4,448,598
2.50%, 3/31/2027	4,527,000	4,261,392
0.50%, 4/30/2027	4,351,800	3,816,325

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.75%, 4/30/2027	4,499,000	4,262,803
2.38%, 5/15/2027	2,420,000	2,263,267
0.50%, 5/31/2027	1,891,000	1,653,591
2.63%, 5/31/2027	4,534,000	4,272,587
0.50%, 6/30/2027	5,073,000	4,423,022
3.25%, 6/30/2027	4,366,000	4,201,593
0.38%, 7/31/2027	4,437,000	3,838,005
2.75%, 7/31/2027	4,475,000	4,226,428
2.25%, 8/15/2027	4,577,000	4,243,380
0.50%, 8/31/2027	5,077,000	4,401,124
3.13%, 8/31/2027	2,278,000	2,178,693
0.38%, 9/30/2027	4,471,000	3,844,361
4.13%, 9/30/2027	1,323,000	1,310,907
0.50%, 10/31/2027	5,823,000	5,016,878
4.13%, 10/31/2027	750,000	743,145
2.25%, 11/15/2027	4,041,000	3,732,874
0.63%, 11/30/2027	8,731,000	7,540,037
3.88%, 11/30/2027	2,983,000	2,928,933
0.63%, 12/31/2027	4,604,000	3,965,914
3.88%, 12/31/2027	2,449,000	2,404,612
0.75%, 1/31/2028	6,795,000	5,867,058
3.50%, 1/31/2028	4,397,000	4,254,441
2.75%, 2/15/2028	983,000	922,100
1.13%, 2/29/2028	4,529,000	3,964,644
4.00%, 2/29/2028	4,061,000	4,006,430
1.25%, 3/31/2028	4,631,000	4,066,235
3.63%, 3/31/2028	4,396,000	4,272,706
1.25%, 4/30/2028	4,628,000	4,055,647
3.50%, 4/30/2028	4,370,000	4,223,537
2.88%, 5/15/2028	4,355,000	4,096,422
1.25%, 5/31/2028	4,666,000	4,078,740
3.63%, 5/31/2028	4,232,000	4,112,644
1.25%, 6/30/2028	2,490,000	2,171,941
1.00%, 7/31/2028	4,347,000	3,738,420
2.88%, 8/15/2028	4,304,000	4,035,673
1.13%, 8/31/2028	4,074,000	3,516,371
1.25%, 9/30/2028	222,000	192,325
1.38%, 10/31/2028	2,383,000	2,072,465
4.88%, 10/31/2028	3,714,000	3,806,850
3.13%, 11/15/2028	2,140,000	2,024,139
1.50%, 11/30/2028	1,109,000	968,729
4.38%, 11/30/2028	79,000	79,327
1.38%, 12/31/2028	5,721,000	4,952,688
1.75%, 1/31/2029	4,098,000	3,610,722
2.63%, 2/15/2029	3,824,000	3,517,781
1.88%, 2/28/2029	5,034,000	4,455,483
2.38%, 3/31/2029	945,000	856,997
2.88%, 4/30/2029	4,299,000	3,995,047
2.38%, 5/15/2029	4,689,000	4,242,446

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.75%, 5/31/2029	4,576,000	4,218,858
3.25%, 6/30/2029	3,118,000	2,947,728
2.63%, 7/31/2029	4,736,000	4,326,410
1.63%, 8/15/2029	5,982,000	5,182,375
3.13%, 8/31/2029	4,257,000	3,990,272
3.88%, 9/30/2029	3,960,000	3,858,525
4.00%, 10/31/2029	3,995,000	3,918,533
1.75%, 11/15/2029	4,319,000	3,750,107
3.88%, 11/30/2029	4,296,000	4,184,908
3.88%, 12/31/2029	3,712,000	3,615,140
3.50%, 1/31/2030	4,337,000	4,135,058
1.50%, 2/15/2030	6,212,000	5,256,905
4.00%, 2/28/2030	4,153,000	4,069,291
3.63%, 3/31/2030	4,245,000	4,071,220
3.50%, 4/30/2030	4,309,000	4,101,966
0.63%, 5/15/2030	18,817,000	14,894,832
3.75%, 5/31/2030	4,457,000	4,301,701
3.75%, 6/30/2030	2,777,000	2,679,805
4.00%, 7/31/2030	900,000	881,156
0.63%, 8/15/2030	4,969,000	3,899,889
4.13%, 8/31/2030	4,003,000	3,947,333
4.63%, 9/30/2030	2,605,000	2,645,703
4.88%, 10/31/2030	1,000,000	1,030,781
0.88%, 11/15/2030	6,201,000	4,929,795
4.38%, 11/30/2030	2,455,000	2,458,069
1.13%, 2/15/2031	5,084,000	4,100,564
1.63%, 5/15/2031	5,222,000	4,331,812
1.25%, 8/15/2031	5,468,000	4,371,837
1.38%, 11/15/2031	4,941,000	3,960,520
1.88%, 2/15/2032	4,775,000	3,964,742
2.88%, 5/15/2032	4,837,000	4,331,382
2.75%, 8/15/2032	4,483,000	3,961,151
4.13%, 11/15/2032	4,318,000	4,241,086
3.50%, 2/15/2033	4,575,000	4,279,055
3.38%, 5/15/2033	4,050,000	3,745,617
3.88%, 8/15/2033	1,186,000	1,141,525
4.50%, 11/15/2033	888,000	899,516
Total U.S. Treasury Obligations (Cost $851,709,366)		788,282,108
Mortgage-Backed Securities — 26.4%
FHLMC Gold Pools, 15 Year
Pool # J10548, 4.00%, 8/1/2024	2,916	2,898
Pool # J15449, 4.00%, 5/1/2026	32,449	32,137
Pool # G14781, 3.50%, 3/1/2027	17,653	17,302
Pool # G15201, 4.00%, 5/1/2027	4,128	4,115
Pool # J20129, 2.50%, 8/1/2027	42,889	41,156
Pool # G15438, 4.00%, 9/1/2027	4,488	4,458
Pool # G15602, 2.50%, 11/1/2027	29,107	27,971
Pool # E09028, 2.00%, 3/1/2028	56,580	53,587

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # J23362, 2.00%, 4/1/2028	54,289	51,377
Pool # G18466, 2.00%, 5/1/2028	7,825	7,400
Pool # G18465, 2.50%, 5/1/2028	14,656	13,986
Pool # G15601, 2.50%, 1/1/2029	31,335	29,903
Pool # G14957, 3.50%, 1/1/2029	70,887	68,823
Pool # G16570, 4.00%, 7/1/2029	2,503	2,495
Pool # G18540, 2.50%, 2/1/2030	20,789	19,512
Pool # G18556, 2.50%, 6/1/2030	27,486	25,742
Pool # V60840, 3.00%, 6/1/2030	6,908	6,596
Pool # G16622, 3.00%, 11/1/2030	27,764	26,509
Pool # G16019, 3.50%, 12/1/2030	8,068	7,899
Pool # G16044, 2.50%, 1/1/2032	79,019	73,876
Pool # J36524, 3.00%, 3/1/2032	88,531	83,459
Pool # J36660, 3.00%, 3/1/2032	27,524	25,947
Pool # J38270, 2.50%, 1/1/2033	221,834	205,195
Pool # G16568, 2.50%, 4/1/2033	99,568	92,102
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	67,123	65,212
Pool # A30892, 5.00%, 1/1/2035	50,734	50,912
Pool # A39210, 5.50%, 10/1/2035	17,530	17,820
Pool # V83754, 5.50%, 1/1/2036	28,849	29,360
Pool # A82255, 5.50%, 9/1/2036	101,050	102,715
Pool # G03381, 5.50%, 9/1/2037	18,554	18,860
Pool # A89760, 4.50%, 12/1/2039	18,184	17,598
Pool # A92197, 5.00%, 5/1/2040	51,663	51,564
Pool # G06856, 6.00%, 5/1/2040	3,457	3,574
Pool # A93359, 4.00%, 8/1/2040	836	789
Pool # G06222, 4.00%, 1/1/2041	181,537	170,968
Pool # G07794, 5.50%, 6/1/2041	8,790	8,936
Pool # Q03516, 4.50%, 9/1/2041	20,043	19,394
Pool # Q04088, 3.50%, 10/1/2041	18,113	16,588
Pool # Q04688, 4.00%, 11/1/2041	2,725	2,548
Pool # G08477, 3.50%, 2/1/2042	6,681	6,119
Pool # Q06771, 3.00%, 3/1/2042	34,298	30,369
Pool # C03858, 3.50%, 4/1/2042	90,306	82,703
Pool # Q08646, 3.50%, 6/1/2042	19,396	17,763
Pool # G60737, 4.50%, 8/1/2042	84,221	81,437
Pool # Q11220, 3.50%, 9/1/2042	76,665	70,210
Pool # Q13477, 3.00%, 12/1/2042	105,751	93,214
Pool # Q14321, 3.00%, 12/1/2042	26,077	23,029
Pool # C04420, 3.00%, 1/1/2043	151,930	134,362
Pool # Q14694, 3.00%, 1/1/2043	1,150,928	1,016,913
Pool # G61723, 3.50%, 1/1/2043	60,772	55,657
Pool # C09031, 2.50%, 2/1/2043	81,796	68,818
Pool # V80026, 3.00%, 4/1/2043	46,427	40,961
Pool # Q17374, 4.00%, 4/1/2043	82,682	77,571
Pool # G62033, 4.00%, 11/1/2043	108,455	101,838
Pool # Z40090, 4.50%, 9/1/2044	24,791	23,838
Pool # G61769, 4.50%, 12/1/2044	59,960	58,027

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G61617, 4.50%, 1/1/2045	19,872	19,220
Pool # G08651, 4.00%, 6/1/2045	86,400	80,614
Pool # G08653, 3.00%, 7/1/2045	42,092	36,803
Pool # Q35223, 4.00%, 8/1/2045	10,156	9,334
Pool # G60238, 3.50%, 10/1/2045	606,048	549,584
Pool # G60506, 3.50%, 4/1/2046	34,382	31,101
Pool # G08710, 3.00%, 6/1/2046	28,844	25,121
Pool # Q41024, 3.00%, 6/1/2046	504,111	440,001
Pool # G08724, 2.50%, 9/1/2046	10,800	8,971
Pool # G61070, 3.00%, 9/1/2046	421,018	370,737
Pool # G61730, 3.00%, 9/1/2046	114,251	100,759
Pool # G61235, 4.50%, 9/1/2046	20,050	19,278
Pool # G08736, 2.50%, 12/1/2046	11,320	9,379
Pool # Q45872, 3.00%, 1/1/2047	293,362	254,330
Pool # G08747, 3.00%, 2/1/2047	147,494	127,947
Pool # G61623, 3.00%, 4/1/2047	21,548	18,822
Pool # G60985, 3.00%, 5/1/2047	81,196	70,646
Pool # G60996, 3.50%, 5/1/2047	6,613	5,953
Pool # Q47884, 4.00%, 5/1/2047	19,020	17,699
Pool # V83233, 4.00%, 6/1/2047	82,321	76,605
Pool # G08775, 4.00%, 8/1/2047	27,682	25,542
Pool # Q50152, 4.00%, 8/1/2047	66,427	61,784
Pool # Q51268, 3.50%, 10/1/2047	42,948	38,548
Pool # G08787, 3.00%, 11/1/2047	262,007	226,467
Pool # G61681, 3.00%, 12/1/2047	6,012	5,197
Pool # Q52866, 3.00%, 12/1/2047	22,930	19,861
Pool # G08793, 4.00%, 12/1/2047	26,039	24,199
Pool # Q53751, 3.50%, 1/1/2048	76,997	69,059
Pool # G08812, 3.00%, 4/1/2048	9,424	8,147
Pool # G61866, 4.00%, 6/1/2048	20,974	19,671
Pool # G61607, 4.50%, 9/1/2048	97,550	93,182
Pool # G08842, 4.00%, 10/1/2048	10,750	9,969
Pool # G61885, 4.50%, 11/1/2048	24,225	23,130
Pool # G08862, 4.00%, 2/1/2049	17,580	16,326
Pool # Q61487, 4.00%, 2/1/2049	30,553	28,374
Pool # G08876, 3.50%, 5/1/2049	34,269	30,699
FHLMC UMBS, 15 Year
Pool # ZS5890, 4.00%, 7/1/2024	13,536	13,533
Pool # ZK2080, 4.00%, 1/1/2025	9,396	9,354
Pool # ZA2587, 4.00%, 9/1/2025	2,921	2,908
Pool # ZK2723, 3.50%, 11/1/2025	6,508	6,383
Pool # ZK3540, 3.00%, 9/1/2026	33,641	32,674
Pool # ZS8460, 3.00%, 4/1/2027	10,747	10,395
Pool # SB0031, 3.50%, 10/1/2027	12,677	12,434
Pool # ZS6674, 2.50%, 4/1/2028	243,675	232,618
Pool # ZS7140, 2.00%, 1/1/2029	141,344	133,176
Pool # ZS7751, 3.00%, 1/1/2029	70,752	68,143
Pool # SB0071, 2.50%, 5/1/2030	18,084	17,307
Pool # ZS7331, 3.00%, 12/1/2030	20,150	19,213

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZS7888, 2.50%, 10/1/2032	240,367	222,029
Pool # ZK9070, 3.00%, 11/1/2032	537,254	505,751
Pool # ZS7938, 2.50%, 1/1/2033	55,945	51,678
Pool # SB0256, 4.00%, 11/1/2033	19,511	19,425
Pool # SB0077, 3.50%, 10/1/2034	37,193	35,785
Pool # QN1148, 2.50%, 12/1/2034	58,600	53,832
Pool # SB8031, 2.50%, 2/1/2035	122,875	112,875
Pool # SB0302, 3.00%, 4/1/2035	427,615	397,380
Pool # QN2407, 2.00%, 6/1/2035	115,751	102,800
Pool # SB8500, 2.50%, 7/1/2035	323,041	293,660
Pool # SB0424, 2.00%, 10/1/2035	764,002	678,529
Pool # RC1712, 1.50%, 12/1/2035	1,011,666	863,677
Pool # SB8090, 2.50%, 2/1/2036	864,398	787,653
Pool # QN6095, 2.00%, 5/1/2036	133,568	117,799
Pool # QN6718, 2.00%, 6/1/2036	279,663	246,399
Pool # QN7057, 2.00%, 7/1/2036	159,031	140,115
Pool # SB8111, 2.00%, 7/1/2036	147,929	130,463
Pool # QN8347, 1.50%, 10/1/2036	324,120	275,174
Pool # SB8127, 1.50%, 11/1/2036	324,182	275,223
Pool # SB0570, 2.00%, 11/1/2036	303,028	267,241
Pool # SB8131, 1.50%, 12/1/2036	656,933	557,715
Pool # SB8136, 1.50%, 1/1/2037	416,060	353,218
Pool # SB8140, 1.50%, 2/1/2037	504,524	427,988
Pool # SB8141, 2.00%, 2/1/2037	1,648,345	1,439,892
Pool # SB8147, 1.50%, 4/1/2037	868,528	736,755
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	61,905	58,054
Pool # ZJ9491, 3.50%, 12/1/2032	13,941	13,201
Pool # ZS9164, 3.00%, 9/1/2033	382,782	354,738
Pool # SC0107, 3.50%, 11/1/2034	848,015	802,969
Pool # ZA2463, 3.50%, 6/1/2037	26,926	25,175
Pool # RB5026, 2.50%, 11/1/2039	34,022	29,424
Pool # QK0157, 2.50%, 1/1/2040	15,456	13,367
Pool # RB5032, 2.50%, 2/1/2040	27,768	24,017
Pool # RB5037, 2.50%, 3/1/2040	87,991	76,103
Pool # RB5043, 2.50%, 4/1/2040	37,438	32,380
Pool # RB5048, 2.50%, 5/1/2040	80,726	69,819
Pool # QK0665, 2.00%, 2/1/2041	1,046,524	871,315
Pool # SC0131, 1.50%, 3/1/2041	195,445	155,098
Pool # SC0134, 1.50%, 3/1/2041	201,180	159,337
Pool # RB5142, 2.50%, 1/1/2042	419,778	354,583
Pool # RB5145, 2.00%, 2/1/2042	1,494,796	1,236,124
Pool # RB5154, 2.50%, 4/1/2042	893,358	755,900
Pool # RB5166, 3.00%, 7/1/2042	905,890	791,511
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	27,910	28,331
Pool # ZS2546, 5.00%, 2/1/2039	14,835	14,793
Pool # ZJ0449, 4.00%, 9/1/2040	18,802	17,666
Pool # ZL3548, 3.50%, 8/1/2042	60,188	55,041

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZA4209, 3.00%, 4/1/2043	714,081	629,689
Pool # ZS3712, 3.50%, 4/1/2043	142,930	130,700
Pool # ZS4077, 3.50%, 1/1/2044	19,427	17,428
Pool # ZS4592, 4.00%, 11/1/2044	128,631	120,169
Pool # ZS4609, 3.00%, 4/1/2045	35,002	30,559
Pool # ZS9618, 3.50%, 3/1/2046	416,494	376,891
Pool # SD0146, 3.00%, 11/1/2046	115,600	100,602
Pool # ZM2209, 3.50%, 12/1/2046	275,324	247,147
Pool # SD0388, 3.50%, 6/1/2047	416,934	378,004
Pool # ZS4729, 3.00%, 8/1/2047	274,289	236,871
Pool # ZM4635, 4.00%, 11/1/2047	383,275	355,663
Pool # SD0225, 3.00%, 12/1/2047	529,773	460,263
Pool # ZT0534, 3.50%, 12/1/2047	272,688	245,029
Pool # ZS4750, 3.00%, 1/1/2048	22,141	19,109
Pool # SD0343, 3.00%, 3/1/2048	719,032	628,646
Pool # SI2002, 4.00%, 3/1/2048	445,194	412,989
Pool # ZM6887, 3.00%, 5/1/2048	41,311	35,637
Pool # ZM7669, 3.50%, 8/1/2048	68,769	61,048
Pool # ZN4476, 3.50%, 12/1/2048	241,686	216,300
Pool # ZA6286, 4.00%, 2/1/2049	116,353	107,898
Pool # ZT1776, 3.50%, 3/1/2049	21,207	18,971
Pool # ZN5087, 4.00%, 4/1/2049	101,149	93,799
Pool # ZT1864, 4.00%, 4/1/2049	2,784	2,581
Pool # ZT1951, 3.50%, 5/1/2049	6,833	6,113
Pool # ZT1952, 4.00%, 5/1/2049	44,616	41,373
Pool # QA4907, 3.00%, 6/1/2049	104,015	90,315
Pool # ZT2086, 3.50%, 6/1/2049	37,967	33,955
Pool # SD7502, 3.50%, 7/1/2049	112,607	101,184
Pool # SD8001, 3.50%, 7/1/2049	13,388	11,945
Pool # SD7501, 4.00%, 7/1/2049	69,498	64,449
Pool # QA1997, 3.00%, 8/1/2049	16,953	14,519
Pool # RA1202, 3.50%, 8/1/2049	370,086	330,749
Pool # SD8005, 3.50%, 8/1/2049	47,031	41,967
Pool # SD8006, 4.00%, 8/1/2049	27,972	25,876
Pool # SD8023, 2.50%, 11/1/2049	7,828	6,399
Pool # QA4509, 3.00%, 11/1/2049	354,441	303,563
Pool # SD8025, 3.50%, 11/1/2049	140,818	125,962
Pool # SD8029, 2.50%, 12/1/2049	148,023	121,004
Pool # RA1878, 3.50%, 12/1/2049	101,300	90,174
Pool # SD8037, 2.50%, 1/1/2050	394,522	322,509
Pool # QA7416, 3.00%, 2/1/2050	361,632	309,449
Pool # QA7554, 3.00%, 2/1/2050	908,297	780,706
Pool # RA2116, 3.00%, 2/1/2050	523,992	448,545
Pool # SD0303, 2.50%, 4/1/2050	670,487	551,472
Pool # QA9653, 3.50%, 5/1/2050	34,553	30,908
Pool # SD8080, 2.00%, 6/1/2050	59,603	46,671
Pool # QB1691, 2.00%, 7/1/2050	794,179	621,866
Pool # SD8089, 2.50%, 7/1/2050	1,584,670	1,294,862
Pool # SD8083, 2.50%, 8/1/2050	1,171,000	955,392

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # RA3727, 2.00%, 10/1/2050	1,860,562	1,456,875
Pool # SD8104, 1.50%, 11/1/2050	1,194,151	882,181
Pool # RA4197, 2.50%, 12/1/2050	504,184	411,238
Pool # RA4349, 2.50%, 1/1/2051	328,258	269,103
Pool # QB8583, 1.50%, 2/1/2051	1,195,796	884,893
Pool # RA4530, 2.50%, 2/1/2051	511,708	415,108
Pool # SD8129, 2.50%, 2/1/2051	639,406	521,211
Pool # SD8140, 2.00%, 4/1/2051	386,703	302,358
Pool # SD8142, 3.00%, 4/1/2051	999,748	848,225
Pool # SD8145, 1.50%, 5/1/2051	1,017,660	752,542
Pool # QC2565, 2.00%, 6/1/2051	1,736,423	1,355,710
Pool # QC3259, 2.00%, 6/1/2051	329,379	257,332
Pool # SD8158, 3.50%, 6/1/2051	278,940	245,848
Pool # SD8155, 2.00%, 7/1/2051	1,275,965	995,147
Pool # RA5559, 2.50%, 7/1/2051	482,989	391,334
Pool # SD8156, 2.50%, 7/1/2051	600,747	487,057
Pool # QC5125, 2.00%, 8/1/2051	262,435	204,600
Pool # QC6057, 2.50%, 8/1/2051	251,797	204,319
Pool # SD8163, 3.50%, 8/1/2051	114,468	100,906
Pool # RA5832, 2.50%, 9/1/2051	694,165	566,612
Pool # SD8168, 3.00%, 9/1/2051	228,439	193,774
Pool # SD8172, 2.00%, 10/1/2051	790,242	615,499
Pool # SD0688, 2.50%, 10/1/2051	4,247,808	3,464,002
Pool # SD8173, 2.50%, 10/1/2051	1,086,408	880,884
Pool # RA6507, 2.00%, 12/1/2051	1,833,960	1,427,779
Pool # QD3500, 2.50%, 12/1/2051	1,762,496	1,442,990
Pool # RA6649, 2.00%, 1/1/2052	4,640,519	3,610,808
Pool # RA6694, 2.00%, 1/1/2052	449,485	349,606
Pool # SD0963, 3.50%, 1/1/2052	999,601	878,642
Pool # RA6816, 2.00%, 2/1/2052	235,177	182,908
Pool # SD0897, 2.00%, 2/1/2052	921,104	722,451
Pool # SD8199, 2.00%, 3/1/2052	942,992	733,749
Pool # SD8204, 2.00%, 4/1/2052	1,849,541	1,437,230
Pool # QD9578, 2.50%, 4/1/2052	1,479,768	1,199,045
Pool # QD9765, 2.50%, 4/1/2052	1,457,792	1,181,536
Pool # SD8205, 2.50%, 4/1/2052	502,448	407,443
Pool # SD0945, 3.50%, 4/1/2052	1,037,578	910,903
Pool # SD1461, 3.00%, 5/1/2052	937,497	796,984
Pool # SD8214, 3.50%, 5/1/2052	1,094,902	960,316
Pool # SD1840, 3.00%, 6/1/2052	462,611	391,494
Pool # RA7502, 5.00%, 6/1/2052	1,039,142	1,000,838
Pool # SD1406, 2.00%, 8/1/2052	469,158	364,794
Pool # SD8234, 2.50%, 8/1/2052	472,703	382,759
Pool # RA8112, 4.50%, 10/1/2052	1,870,524	1,752,574
Pool # SD2381, 5.50%, 3/1/2053	2,361,199	2,335,735
Pool # SD2572, 5.50%, 3/1/2053	946,360	937,764
Pool # SD2580, 6.00%, 3/1/2053	963,316	967,336
Pool # RA8736, 6.50%, 3/1/2053	922,974	939,497
Pool # SD2688, 5.50%, 4/1/2053	955,571	943,156

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD2693, 6.50%, 4/1/2053	970,745	1,002,875
Pool # SD8322, 4.50%, 5/1/2053	1,453,064	1,361,146
Pool # SD8324, 5.50%, 5/1/2053	711,965	701,623
Pool # SD8341, 5.00%, 7/1/2053	1,941,622	1,868,727
Pool # RA9469, 6.50%, 7/1/2053	2,401,077	2,444,064
Pool # QG8862, 6.00%, 8/1/2053	993,926	996,873
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	62,538	62,264
Pool # AC7007, 4.50%, 1/1/2025	4,570	4,588
Pool # AL9580, 4.00%, 3/1/2025	2,861	2,849
Pool # 932724, 4.00%, 4/1/2025	2,203	2,193
Pool # AE0971, 4.00%, 5/1/2025	4,790	4,769
Pool # AE0939, 3.50%, 2/1/2026	17,732	17,360
Pool # FM2968, 4.00%, 5/1/2026	4,712	4,674
Pool # AJ6632, 3.00%, 11/1/2026	25,324	24,551
Pool # AJ9357, 3.50%, 1/1/2027	50,857	49,616
Pool # AK4047, 3.00%, 2/1/2027	9,829	9,518
Pool # AL4586, 4.00%, 2/1/2027	17,569	17,429
Pool # AO0527, 3.00%, 5/1/2027	13,882	13,443
Pool # AO4400, 2.50%, 7/1/2027	34,034	32,593
Pool # AB5823, 3.50%, 8/1/2027	56,293	54,815
Pool # AL8138, 4.00%, 9/1/2027	9,431	9,355
Pool # AB6811, 2.50%, 10/1/2027	8,949	8,553
Pool # AQ9442, 2.00%, 12/1/2027	19,524	18,494
Pool # AB8447, 2.50%, 2/1/2028	16,163	15,430
Pool # AR4180, 2.50%, 2/1/2028	7,297	6,966
Pool # AL3802, 3.00%, 2/1/2028	44,031	42,481
Pool # AB8787, 2.00%, 3/1/2028	52,116	49,328
Pool # AP6059, 2.00%, 6/1/2028	6,350	5,983
Pool # BM5381, 3.00%, 6/1/2028	49,013	47,294
Pool # BM1892, 2.50%, 9/1/2028	15,062	14,403
Pool # AS0761, 3.00%, 10/1/2028	20,204	19,395
Pool # AU6961, 3.00%, 10/1/2028	39,220	37,683
Pool # AL6132, 4.50%, 3/1/2029	2,766	2,768
Pool # FM1105, 2.50%, 6/1/2029	32,062	30,608
Pool # AS3345, 2.00%, 7/1/2029	10,982	10,221
Pool # MA2061, 3.00%, 10/1/2029	53,164	50,955
Pool # FM1465, 3.00%, 5/1/2030	80,458	77,314
Pool # 890666, 2.00%, 6/1/2030	21,107	19,741
Pool # MA2684, 3.00%, 7/1/2031	98,611	92,837
Pool # AL9418, 3.50%, 8/1/2031	31,443	30,528
Pool # BD5647, 2.00%, 11/1/2031	14,388	13,279
Pool # 890776, 3.50%, 11/1/2031	19,879	19,302
Pool # BM5490, 3.50%, 11/1/2031	12,869	12,496
Pool # AS8708, 2.50%, 2/1/2032	322,869	301,417
Pool # BM4993, 3.50%, 3/1/2032	25,681	24,975
Pool # BM4741, 3.00%, 4/1/2032	8,598	8,257
Pool # FM1645, 3.00%, 4/1/2032	106,772	101,771
Pool # MA3124, 2.50%, 9/1/2032	30,809	28,459

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM3099, 3.50%, 9/1/2032	26,106	25,552
Pool # CA0775, 2.50%, 11/1/2032	22,865	21,092
Pool # MA3188, 3.00%, 11/1/2032	16,697	15,800
Pool # BH7081, 2.50%, 12/1/2032	32,819	30,234
Pool # BH8720, 3.50%, 12/1/2032	30,852	29,684
Pool # FM1161, 2.50%, 1/1/2033	32,662	30,354
Pool # FM1691, 2.50%, 1/1/2033	12,715	11,933
Pool # FM2549, 2.50%, 1/1/2033	70,837	66,206
Pool # CA9078, 3.00%, 9/1/2033	380,698	362,988
Pool # FM1123, 4.00%, 9/1/2033	94,933	93,112
Pool # FM2153, 4.00%, 11/1/2033	46,871	46,665
Pool # BD9105, 4.00%, 1/1/2034	28,987	28,191
Pool # BM5306, 4.00%, 1/1/2034	4,103	3,984
Pool # FM1733, 3.50%, 5/1/2034	553,003	532,069
Pool # FM1842, 3.50%, 6/1/2034	106,500	102,901
Pool # FM6946, 3.00%, 7/1/2034	328,855	309,617
Pool # BO1822, 3.50%, 7/1/2034	58,941	56,563
Pool # MA3764, 2.50%, 9/1/2034	7,523	6,911
Pool # MA3910, 2.00%, 1/1/2035	24,123	21,424
Pool # FM3569, 3.00%, 1/1/2035	101,180	95,263
Pool # FM7941, 2.50%, 2/1/2035	307,073	286,704
Pool # FM8550, 3.00%, 2/1/2035	220,757	207,818
Pool # FM2708, 3.00%, 3/1/2035	48,802	46,534
Pool # MA4075, 2.50%, 7/1/2035	361,580	329,471
Pool # FM4035, 2.50%, 8/1/2035	61,698	56,677
Pool # MA4099, 2.50%, 8/1/2035	914,899	833,652
Pool # CA7497, 2.50%, 10/1/2035	1,081,317	985,285
Pool # BP7572, 2.50%, 11/1/2035	681,541	615,536
Pool # FM5396, 2.00%, 12/1/2035	701,504	623,016
Pool # BR3349, 1.50%, 1/1/2036	1,273,880	1,087,865
Pool # BR1309, 2.00%, 1/1/2036	474,444	421,379
Pool # FM5537, 2.00%, 1/1/2036	541,777	481,171
Pool # FM5797, 2.00%, 1/1/2036	528,151	469,082
Pool # FM5367, 1.50%, 2/1/2036	403,933	344,824
Pool # MA4261, 2.00%, 2/1/2036	588,102	518,690
Pool # CB0305, 1.50%, 5/1/2036	824,024	703,433
Pool # FM7843, 1.50%, 6/1/2036	74,670	63,741
Pool # BP3507, 2.00%, 6/1/2036	148,827	131,256
Pool # FM8292, 2.00%, 7/1/2036	243,731	214,955
Pool # FS4056, 2.50%, 7/1/2036	1,839,125	1,661,619
Pool # MA4430, 1.00%, 8/1/2036	158,899	131,569
Pool # BT0273, 1.50%, 9/1/2036	408,252	348,272
Pool # MA4417, 1.50%, 9/1/2036	317,368	269,845
Pool # MA4418, 2.00%, 9/1/2036	152,412	134,371
Pool # MA4441, 1.50%, 10/1/2036	444,694	377,666
Pool # BT9452, 1.50%, 11/1/2036	161,694	137,264
Pool # FM9247, 2.00%, 11/1/2036	327,560	286,047
Pool # MA4497, 2.00%, 12/1/2036	2,268,257	1,981,523
Pool # MA4516, 2.00%, 1/1/2037	486,034	424,587

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BV7189, 2.00%, 3/1/2037	839,934	733,693
Pool # MA4581, 1.50%, 4/1/2037	862,534	731,887
Pool # MA4582, 2.00%, 4/1/2037	1,113,320	972,511
Pool # FS2037, 1.50%, 5/1/2037	871,069	739,426
Pool # FS3117, 2.50%, 5/1/2037	1,760,580	1,588,548
Pool # FS4274, 3.00%, 5/1/2037	1,834,887	1,692,900
Pool # MA4604, 3.00%, 5/1/2037	821,058	756,518
Pool # FS4059, 1.50%, 8/1/2037	2,311,954	1,962,609
Pool # FS4794, 2.00%, 8/1/2037	4,702,628	4,107,832
Pool # FS4756, 2.50%, 8/1/2037	1,880,769	1,696,978
Pool # MA4724, 3.00%, 9/1/2037	881,254	811,982
Pool # MA4861, 3.50%, 1/1/2038	1,796,064	1,692,469
Pool # MA4944, 4.50%, 3/1/2038	437,993	427,048
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	1,712	1,675
Pool # MA0885, 3.50%, 10/1/2031	23,562	22,312
Pool # AB4853, 3.00%, 4/1/2032	23,957	22,233
Pool # MA1058, 3.00%, 5/1/2032	10,755	9,981
Pool # MA1165, 3.00%, 9/1/2032	59,640	55,347
Pool # MA2079, 4.00%, 11/1/2034	12,018	11,541
Pool # AL7654, 3.00%, 9/1/2035	54,178	49,798
Pool # MA2472, 3.00%, 12/1/2035	10,807	9,902
Pool # FM1133, 4.00%, 6/1/2036	25,426	24,417
Pool # BM3089, 4.00%, 8/1/2037	449,889	430,901
Pool # MA3099, 4.00%, 8/1/2037	78,223	74,921
Pool # BM5330, 2.50%, 12/1/2037	34,950	31,027
Pool # FM3204, 4.00%, 10/1/2038	29,603	28,353
Pool # FS3933, 4.00%, 3/1/2040	92,302	87,194
Pool # MA4072, 2.50%, 7/1/2040	134,802	116,480
Pool # MA4128, 2.00%, 9/1/2040	1,261,520	1,052,924
Pool # MA4204, 2.00%, 12/1/2040	787,119	656,943
Pool # CA9019, 2.00%, 2/1/2041	337,919	281,979
Pool # MA4310, 1.50%, 4/1/2041	722,369	569,965
Pool # MA4333, 2.00%, 5/1/2041	474,994	392,911
Pool # MA4422, 2.00%, 9/1/2041	370,461	306,376
Pool # MA4446, 2.00%, 10/1/2041	372,965	308,433
Pool # FS0316, 1.50%, 11/1/2041	618,332	486,899
Pool # MA4474, 2.00%, 11/1/2041	472,631	393,195
Pool # MA4519, 1.50%, 1/1/2042	483,703	380,883
Pool # MA4521, 2.50%, 1/1/2042	509,778	432,445
Pool # BV7697, 2.50%, 4/1/2042	907,924	768,226
Pool # MA4587, 2.50%, 4/1/2042	418,857	351,870
Pool # MA4632, 3.00%, 6/1/2042	1,088,048	951,438
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	18,878	19,311
Pool # 711215, 5.50%, 6/1/2033	16,188	16,431
Pool # AA1005, 5.00%, 12/1/2033	11,291	11,314
Pool # 725232, 5.00%, 3/1/2034	8,713	8,731
Pool # 725228, 6.00%, 3/1/2034	44,788	45,999

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 790003, 6.00%, 8/1/2034	13,124	13,511
Pool # 735503, 6.00%, 4/1/2035	32,590	33,578
Pool # 190360, 5.00%, 8/1/2035	24,266	24,316
Pool # 904601, 6.00%, 11/1/2036	35,440	36,590
Pool # 888538, 5.50%, 1/1/2037	18,345	18,622
Pool # AB0284, 6.00%, 2/1/2037	32,690	33,750
Pool # AL2627, 5.00%, 7/1/2037	15,964	15,996
Pool # 956965, 6.50%, 12/1/2037	11,611	11,952
Pool # BH7907, 6.50%, 12/1/2037	17,530	18,566
Pool # 961793, 5.00%, 3/1/2038	63,675	63,702
Pool # 985661, 5.50%, 6/1/2038	12,640	12,831
Pool # AU7519, 3.50%, 9/1/2038	9,324	8,527
Pool # AA7402, 4.50%, 6/1/2039	98,771	95,373
Pool # AC2638, 5.00%, 10/1/2039	120,195	119,850
Pool # AL0100, 6.00%, 10/1/2039	46,795	48,314
Pool # AC4886, 5.00%, 11/1/2039	22,340	22,276
Pool # 190399, 5.50%, 11/1/2039	72,656	73,754
Pool # AB1143, 4.50%, 6/1/2040	75,604	73,058
Pool # AD6938, 4.50%, 6/1/2040	112,644	108,851
Pool # AD5479, 5.00%, 6/1/2040	22,799	22,720
Pool # AB1259, 5.00%, 7/1/2040	25,209	25,136
Pool # AB1292, 5.00%, 8/1/2040	13,524	13,455
Pool # AL5437, 5.00%, 8/1/2040	76,106	75,629
Pool # AB1421, 5.00%, 9/1/2040	36,695	36,563
Pool # AE4142, 5.00%, 9/1/2040	30,742	30,195
Pool # AE3857, 5.00%, 10/1/2040	527,196	525,412
Pool # AE8289, 4.00%, 12/1/2040	81,848	76,971
Pool # MA0622, 3.50%, 1/1/2041	28,638	26,190
Pool # AH2312, 5.00%, 1/1/2041	67,058	66,610
Pool # AE0828, 3.50%, 2/1/2041	15,970	14,605
Pool # AH3804, 4.00%, 2/1/2041	18,457	17,357
Pool # MA0639, 4.00%, 2/1/2041	28,535	26,817
Pool # AB2676, 3.50%, 4/1/2041	99,094	90,620
Pool # AL0241, 4.00%, 4/1/2041	57,691	54,193
Pool # AI1887, 4.50%, 5/1/2041	230,974	223,237
Pool # BM3118, 6.00%, 7/1/2041	72,939	75,288
Pool # AJ2293, 4.00%, 9/1/2041	15,734	14,761
Pool # AL0933, 5.00%, 10/1/2041	73,903	73,334
Pool # AW8154, 3.50%, 1/1/2042	18,904	17,287
Pool # AX5318, 4.50%, 1/1/2042	63,197	61,067
Pool # BD4480, 4.50%, 1/1/2042	341,085	329,598
Pool # AL1998, 4.00%, 3/1/2042	89,330	83,822
Pool # AO4134, 3.50%, 6/1/2042	11,370	10,398
Pool # AO8694, 4.50%, 7/1/2042	34,905	33,556
Pool # AP4258, 3.00%, 8/1/2042	79,907	70,464
Pool # AB6632, 3.50%, 10/1/2042	111,438	101,908
Pool # AB6633, 3.50%, 10/1/2042	21,205	19,295
Pool # AL3344, 4.50%, 10/1/2042	125,574	121,278
Pool # AB6828, 3.50%, 11/1/2042	100,434	91,845

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AL3182, 3.50%, 12/1/2042	17,855	16,328
Pool # AQ9316, 2.50%, 1/1/2043	50,893	42,754
Pool # AB7580, 3.00%, 1/1/2043	115,314	101,544
Pool # AQ1104, 3.00%, 1/1/2043	27,825	24,375
Pool # AR0168, 3.00%, 2/1/2043	46,574	41,108
Pool # AB7964, 3.50%, 2/1/2043	62,280	56,912
Pool # AR2271, 3.50%, 2/1/2043	257,149	234,029
Pool # BM4751, 3.50%, 3/1/2043	29,254	26,815
Pool # AB8742, 4.00%, 3/1/2043	12,782	11,988
Pool # AR6770, 4.00%, 3/1/2043	15,280	14,315
Pool # AT2015, 3.00%, 4/1/2043	31,292	27,554
Pool # AT2016, 3.00%, 4/1/2043	470,539	414,340
Pool # AB9194, 3.50%, 5/1/2043	108,482	98,593
Pool # FM4462, 3.50%, 5/1/2043	749,725	685,591
Pool # AU1629, 3.00%, 7/1/2043	73,321	64,503
Pool # BM3785, 3.50%, 7/1/2043	114,247	104,262
Pool # AS0241, 4.00%, 8/1/2043	751,656	699,289
Pool # BM3704, 3.00%, 9/1/2043	31,983	28,165
Pool # AT2612, 3.50%, 9/1/2043	73,595	67,050
Pool # AU4256, 3.50%, 9/1/2043	20,764	18,832
Pool # AU4283, 3.50%, 9/1/2043	17,462	15,881
Pool # AL4062, 4.00%, 9/1/2043	26,989	25,271
Pool # BM4635, 2.50%, 10/1/2043	145,761	122,453
Pool # AS1121, 4.00%, 11/1/2043	26,762	25,051
Pool # AV0022, 4.00%, 11/1/2043	424,646	397,482
Pool # AL7696, 3.00%, 12/1/2043	51,503	45,374
Pool # AV6103, 4.00%, 1/1/2044	155,077	145,156
Pool # BC1737, 4.00%, 1/1/2044	59,788	56,480
Pool # BM5365, 4.00%, 3/1/2044	63,119	59,360
Pool # FM1744, 3.50%, 5/1/2044	28,876	26,406
Pool # AS2700, 4.00%, 6/1/2044	36,350	34,024
Pool # AW6233, 4.50%, 6/1/2044	1,617,220	1,541,278
Pool # AS2947, 4.00%, 7/1/2044	36,042	33,736
Pool # AL9072, 5.00%, 7/1/2044	62,987	63,435
Pool # AL9569, 5.00%, 8/1/2044	93,410	92,892
Pool # AX0152, 4.50%, 9/1/2044	22,741	21,852
Pool # BM4620, 3.00%, 10/1/2044	80,034	70,613
Pool # AS3867, 4.00%, 11/1/2044	9,659	9,031
Pool # FM1746, 3.50%, 1/1/2045	87,693	80,193
Pool # FM0015, 4.00%, 2/1/2045	91,900	86,182
Pool # MA2193, 4.50%, 2/1/2045	10,403	9,988
Pool # FM3414, 4.00%, 3/1/2045	576,639	537,037
Pool # BM3398, 3.50%, 4/1/2045	13,207	12,053
Pool # CA2709, 4.00%, 9/1/2045	1,155,766	1,083,139
Pool # AS5851, 4.50%, 9/1/2045	10,536	10,115
Pool # AS6184, 3.50%, 11/1/2045	123,136	111,322
Pool # BA0315, 3.50%, 11/1/2045	415,388	374,454
Pool # FM1869, 4.00%, 11/1/2045	59,155	55,289
Pool # BM4833, 3.00%, 12/1/2045	518,898	453,120

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM1708, 3.00%, 12/1/2045	36,683	32,394
Pool # BC0066, 3.50%, 12/1/2045	27,908	25,098
Pool # FM3413, 4.00%, 1/1/2046	71,951	67,350
Pool # FM2323, 4.00%, 2/1/2046	36,872	34,600
Pool # AL9128, 4.50%, 2/1/2046	17,773	17,114
Pool # AS6811, 3.00%, 3/1/2046	26,331	22,965
Pool # BM4834, 3.00%, 3/1/2046	27,033	23,817
Pool # FM1782, 4.00%, 3/1/2046	11,553	10,814
Pool # FM2195, 4.00%, 3/1/2046	27,387	25,688
Pool # AS7003, 3.00%, 4/1/2046	33,883	29,488
Pool # AS7198, 4.50%, 5/1/2046	92,050	88,378
Pool # BD0166, 2.50%, 6/1/2046	110,816	91,998
Pool # BM5168, 2.50%, 6/1/2046	23,399	19,657
Pool # BC6105, 3.50%, 6/1/2046	926,749	832,175
Pool # FM1780, 4.00%, 7/1/2046	643,308	601,898
Pool # AS7660, 2.50%, 8/1/2046	214,391	177,976
Pool # MA2730, 2.50%, 8/1/2046	29,874	24,747
Pool # FM3810, 3.00%, 10/1/2046	97,126	85,161
Pool # AL9385, 3.00%, 11/1/2046	46,673	40,479
Pool # MA2806, 3.00%, 11/1/2046	144,167	125,112
Pool # BM3288, 3.50%, 12/1/2046	20,213	18,208
Pool # BM4990, 2.50%, 1/1/2047	11,250	9,451
Pool # FM2807, 3.00%, 1/1/2047	75,488	65,909
Pool # 890856, 3.50%, 1/1/2047	119,666	107,719
Pool # FM3374, 3.50%, 1/1/2047	137,377	125,629
Pool # FM0041, 3.00%, 2/1/2047	574,732	498,834
Pool # BM5955, 4.00%, 2/1/2047	32,580	30,485
Pool # BM5270, 4.50%, 2/1/2047	14,911	14,409
Pool # BM4350, 3.00%, 3/1/2047	712,923	620,035
Pool # MA2920, 3.00%, 3/1/2047	7,195	6,189
Pool # FM3107, 3.50%, 3/1/2047	236,544	213,582
Pool # AS9313, 4.00%, 3/1/2047	15,286	14,203
Pool # FM4735, 3.00%, 4/1/2047	151,313	129,897
Pool # FM6073, 4.00%, 4/1/2047	1,083,333	1,002,845
Pool # AS9480, 4.50%, 4/1/2047	25,488	24,463
Pool # FM1772, 4.50%, 5/1/2047	14,088	13,613
Pool # BD0667, 4.50%, 6/1/2047	365,231	346,542
Pool # AS9937, 3.00%, 7/1/2047	547,322	473,539
Pool # AS9946, 3.50%, 7/1/2047	40,766	36,597
Pool # BM1568, 3.50%, 7/1/2047	62,118	56,305
Pool # BH7375, 3.50%, 8/1/2047	43,960	39,474
Pool # CA0148, 4.50%, 8/1/2047	9,987	9,510
Pool # CA0850, 3.00%, 9/1/2047	32,089	27,702
Pool # MA3147, 3.00%, 10/1/2047	37,026	31,962
Pool # BM2003, 4.00%, 10/1/2047	145,026	134,766
Pool # BH9392, 3.50%, 11/1/2047	12,268	10,990
Pool # CA0681, 3.50%, 11/1/2047	202,608	182,864
Pool # MA3182, 3.50%, 11/1/2047	936,794	839,635
Pool # FM0028, 3.00%, 12/1/2047	43,376	37,944

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3209, 3.00%, 12/1/2047	257,199	222,016
Pool # FM1420, 3.50%, 12/1/2047	195,860	177,375
Pool # CA4015, 3.00%, 1/1/2048	8,630	7,445
Pool # BJ6154, 3.50%, 1/1/2048	158,267	141,840
Pool # MA3238, 3.50%, 1/1/2048	45,170	40,458
Pool # BJ5910, 3.50%, 2/1/2048	191,340	173,500
Pool # MA3305, 3.50%, 3/1/2048	721,614	645,068
Pool # FM3494, 2.50%, 4/1/2048	10,518	8,732
Pool # CA2687, 3.00%, 5/1/2048	20,688	17,911
Pool # BM4054, 4.00%, 5/1/2048	87,543	81,653
Pool # MA3425, 3.00%, 6/1/2048	30,674	26,479
Pool # BM4757, 3.50%, 7/1/2048	35,612	32,156
Pool # FM3438, 3.00%, 8/1/2048	637,877	553,309
Pool # BM2007, 4.00%, 9/1/2048	3,954	3,666
Pool # CA2368, 4.00%, 9/1/2048	25,652	23,788
Pool # MA3472, 5.00%, 9/1/2048	8,222	8,056
Pool # CA4655, 3.50%, 10/1/2048	83,825	75,232
Pool # MA3495, 4.00%, 10/1/2048	25,922	24,039
Pool # CA2432, 4.50%, 10/1/2048	46,785	44,604
Pool # FM7895, 3.50%, 11/1/2048	249,978	225,608
Pool # FM1248, 4.50%, 11/1/2048	14,981	14,310
Pool # CA2797, 4.50%, 12/1/2048	567,560	541,106
Pool # FM0030, 3.00%, 2/1/2049	47,356	41,123
Pool # FM6237, 3.50%, 4/1/2049	518,002	466,165
Pool # MA3637, 3.50%, 4/1/2049	16,085	14,390
Pool # MA3638, 4.00%, 4/1/2049	15,258	14,150
Pool # BN5418, 4.50%, 4/1/2049	17,509	16,697
Pool # MA3663, 3.50%, 5/1/2049	918,537	819,189
Pool # MA3664, 4.00%, 5/1/2049	7,544	6,981
Pool # FM4074, 4.50%, 5/1/2049	260,274	248,124
Pool # CA4358, 3.50%, 7/1/2049	15,791	14,110
Pool # MA3692, 3.50%, 7/1/2049	922,834	822,916
Pool # FM1672, 4.50%, 7/1/2049	746,294	720,408
Pool # MA3745, 3.50%, 8/1/2049	75,101	67,124
Pool # MA3746, 4.00%, 8/1/2049	11,315	10,452
Pool # FM1385, 5.00%, 8/1/2049	331,911	326,116
Pool # BO4012, 3.00%, 9/1/2049	107,183	91,770
Pool # FM1449, 3.50%, 9/1/2049	130,766	116,850
Pool # FM4430, 3.50%, 9/1/2049	510,248	456,480
Pool # FM3572, 4.50%, 9/1/2049	71,845	68,513
Pool # MA3803, 3.50%, 10/1/2049	36,366	32,481
Pool # MA3833, 2.50%, 11/1/2049	861,375	705,963
Pool # BK0350, 3.00%, 11/1/2049	777,343	668,171
Pool # MA3834, 3.00%, 11/1/2049	481,255	412,109
Pool # MA3870, 2.50%, 12/1/2049	185,559	151,735
Pool # FM2363, 3.00%, 1/1/2050	1,489,420	1,280,192
Pool # MA3905, 3.00%, 1/1/2050	808,528	690,856
Pool # CA5021, 3.50%, 1/1/2050	34,268	30,496
Pool # FM5922, 3.50%, 1/1/2050	346,710	310,725

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3906, 3.50%, 1/1/2050	33,787	30,149
Pool # CA5135, 2.50%, 2/1/2050	139,229	114,950
Pool # MA3936, 2.50%, 2/1/2050	136,010	111,217
Pool # MA3937, 3.00%, 2/1/2050	939,858	804,428
Pool # FM2733, 2.50%, 3/1/2050	93,747	76,658
Pool # FM4883, 2.50%, 3/1/2050	1,934,690	1,582,040
Pool # FM4372, 3.50%, 3/1/2050	467,725	418,018
Pool # BP2403, 3.50%, 4/1/2050	252,060	222,697
Pool # BP5001, 2.50%, 5/1/2050	544,758	444,775
Pool # FM3257, 3.00%, 5/1/2050	223,350	192,650
Pool # BK2753, 2.50%, 7/1/2050	874,356	713,887
Pool # MA4078, 2.50%, 7/1/2050	333,106	272,141
Pool # FS2252, 3.00%, 7/1/2050	874,396	758,474
Pool # BP6626, 2.00%, 8/1/2050	2,250,240	1,762,554
Pool # MA4100, 2.00%, 8/1/2050	1,053,720	821,545
Pool # BP9500, 2.50%, 8/1/2050	85,708	69,943
Pool # BQ0723, 3.50%, 8/1/2050	1,266,168	1,125,398
Pool # FM5750, 4.00%, 8/1/2050	306,750	281,716
Pool # MA4119, 2.00%, 9/1/2050	142,091	111,128
Pool # BK3044, 2.50%, 9/1/2050	727,952	593,446
Pool # BP6702, 2.50%, 9/1/2050	554,993	453,631
Pool # FM8260, 4.00%, 9/1/2050	512,773	476,190
Pool # MA4158, 2.00%, 10/1/2050	1,659,365	1,299,732
Pool # MA4159, 2.50%, 10/1/2050	551,482	449,357
Pool # MA4182, 2.00%, 11/1/2050	1,739,143	1,363,019
Pool # CA7603, 2.50%, 11/1/2050	300,139	244,865
Pool # MA4183, 2.50%, 11/1/2050	2,469,669	2,014,483
Pool # CA8005, 1.50%, 12/1/2050	162,870	120,629
Pool # CA8222, 1.50%, 12/1/2050	294,101	217,750
Pool # MA4209, 1.50%, 12/1/2050	1,237,146	914,006
Pool # BQ5160, 2.00%, 12/1/2050	2,520,602	1,974,063
Pool # FM5849, 2.00%, 12/1/2050	871,927	681,733
Pool # MA4208, 2.00%, 12/1/2050	447,348	350,634
Pool # BR2807, 2.50%, 12/1/2050	1,241,534	1,015,208
Pool # MA4210, 2.50%, 12/1/2050	1,379,856	1,124,328
Pool # FM5597, 2.00%, 1/1/2051	215,416	168,689
Pool # FM6241, 2.00%, 1/1/2051	3,614,232	2,829,456
Pool # FM5854, 2.50%, 1/1/2051	169,051	138,583
Pool # MA4254, 1.50%, 2/1/2051	330,961	245,042
Pool # CA9190, 2.00%, 2/1/2051	167,407	130,815
Pool # FM6037, 2.00%, 2/1/2051	123,393	97,109
Pool # FM6126, 2.00%, 2/1/2051	205,928	161,248
Pool # MA4255, 2.00%, 2/1/2051	4,505,620	3,529,089
Pool # BR3515, 2.50%, 2/1/2051	160,978	131,018
Pool # FM6244, 2.00%, 3/1/2051	797,740	626,046
Pool # MA4281, 2.00%, 3/1/2051	247,554	193,489
Pool # FM6523, 2.50%, 3/1/2051	284,324	231,905
Pool # FM6764, 2.50%, 3/1/2051	827,699	671,354
Pool # FM6537, 2.00%, 4/1/2051	2,738,824	2,171,189

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4306, 2.50%, 4/1/2051	238,931	194,080
Pool # FM7099, 3.00%, 4/1/2051	753,312	647,570
Pool # MA4343, 1.50%, 5/1/2051	386,841	286,218
Pool # MA4325, 2.00%, 5/1/2051	2,232,989	1,742,101
Pool # FM7066, 2.50%, 5/1/2051	753,702	627,606
Pool # MA4326, 2.50%, 5/1/2051	1,615,186	1,311,476
Pool # MA4354, 1.50%, 6/1/2051	498,638	368,543
Pool # MA4355, 2.00%, 6/1/2051	420,405	328,110
Pool # CB0727, 2.50%, 6/1/2051	1,373,139	1,118,714
Pool # FM7418, 2.50%, 6/1/2051	853,803	700,092
Pool # MA4356, 2.50%, 6/1/2051	4,278,908	3,467,693
Pool # MA4377, 1.50%, 7/1/2051	572,803	423,207
Pool # FM8194, 2.00%, 7/1/2051	357,349	279,420
Pool # MA4378, 2.00%, 7/1/2051	2,039,233	1,590,952
Pool # CB1027, 2.50%, 7/1/2051	258,161	209,403
Pool # MA4379, 2.50%, 7/1/2051	3,907,739	3,171,699
Pool # CB1150, 3.00%, 7/1/2051	478,737	405,055
Pool # MA4380, 3.00%, 7/1/2051	208,253	176,918
Pool # FM8278, 3.50%, 7/1/2051	369,063	325,576
Pool # BT9030, 2.00%, 8/1/2051	180,146	140,399
Pool # MA4398, 2.00%, 8/1/2051	2,054,378	1,602,179
Pool # BR2236, 2.50%, 8/1/2051	253,445	205,576
Pool # BR2237, 2.50%, 8/1/2051	498,636	404,637
Pool # BR2258, 2.50%, 8/1/2051	165,566	134,380
Pool # CB1276, 2.50%, 8/1/2051	725,229	588,144
Pool # MA4399, 2.50%, 8/1/2051	2,329,662	1,890,450
Pool # MA4401, 3.50%, 8/1/2051	125,153	110,411
Pool # BT0240, 2.00%, 9/1/2051	174,903	136,218
Pool # FM8730, 2.00%, 9/1/2051	948,656	739,007
Pool # MA4413, 2.00%, 9/1/2051	740,956	577,650
Pool # MA4414, 2.50%, 9/1/2051	2,112,261	1,713,644
Pool # MA4436, 1.50%, 10/1/2051	968,782	714,520
Pool # MA4437, 2.00%, 10/1/2051	1,227,678	956,327
Pool # MA4438, 2.50%, 10/1/2051	504,538	409,242
Pool # CB1917, 3.00%, 10/1/2051	1,849,444	1,572,218
Pool # MA4464, 1.50%, 11/1/2051	544,389	401,509
Pool # MA4465, 2.00%, 11/1/2051	1,719,354	1,338,880
Pool # CB2364, 2.00%, 12/1/2051	4,625,576	3,594,529
Pool # MA4492, 2.00%, 12/1/2051	3,112,952	2,422,329
Pool # FM9868, 2.50%, 12/1/2051	520,666	426,282
Pool # FM9870, 2.50%, 12/1/2051	530,877	432,912
Pool # MA4493, 2.50%, 12/1/2051	870,131	705,528
Pool # MA4511, 2.00%, 1/1/2052	1,774,775	1,380,724
Pool # MA4512, 2.50%, 1/1/2052	928,415	752,834
Pool # MA4513, 3.00%, 1/1/2052	2,343,861	1,986,022
Pool # CB2773, 2.00%, 2/1/2052	1,846,670	1,435,040
Pool # CB2850, 2.00%, 2/1/2052	231,062	179,554
Pool # FS2040, 2.00%, 2/1/2052	734,332	571,795
Pool # MA4547, 2.00%, 2/1/2052	8,669,902	6,744,983

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS3091, 2.50%, 2/1/2052	936,394	763,788
Pool # MA4548, 2.50%, 2/1/2052	938,539	761,172
Pool # BV4248, 2.00%, 3/1/2052	896,407	704,841
Pool # CB3040, 2.00%, 3/1/2052	4,664,904	3,625,252
Pool # MA4562, 2.00%, 3/1/2052	3,363,567	2,618,128
Pool # CB3050, 2.50%, 3/1/2052	4,689,371	3,802,709
Pool # FS2099, 1.50%, 4/1/2052	184,745	136,448
Pool # FS1598, 2.00%, 4/1/2052	4,620,567	3,593,362
Pool # MA4577, 2.00%, 4/1/2052	1,488,255	1,156,890
Pool # MA4578, 2.50%, 4/1/2052	4,428,825	3,589,946
Pool # FS1538, 3.00%, 4/1/2052	473,340	400,727
Pool # MA4579, 3.00%, 4/1/2052	1,026,920	867,779
Pool # MA4597, 2.00%, 5/1/2052	5,303,818	4,126,293
Pool # MA4598, 2.50%, 5/1/2052	1,577,509	1,279,542
Pool # MA4599, 3.00%, 5/1/2052	480,868	405,932
Pool # CB3608, 3.50%, 5/1/2052	187,026	164,184
Pool # MA4600, 3.50%, 5/1/2052	2,161,848	1,897,706
Pool # MA4622, 2.00%, 6/1/2052	4,736,272	3,681,989
Pool # CB4209, 3.50%, 7/1/2052	938,953	823,686
Pool # MA4654, 3.50%, 7/1/2052	465,990	409,081
Pool # MA4743, 2.50%, 8/1/2052	1,682,816	1,364,269
Pool # MA4698, 3.00%, 8/1/2052	3,778,970	3,187,839
Pool # MA4699, 3.50%, 8/1/2052	1,937,267	1,699,714
Pool # MA4700, 4.00%, 8/1/2052	2,848,287	2,586,602
Pool # MA4701, 4.50%, 8/1/2052	952,827	892,790
Pool # FS2619, 5.00%, 8/1/2052	933,606	900,023
Pool # MA4732, 4.00%, 9/1/2052	477,058	433,290
Pool # MA4733, 4.50%, 9/1/2052	1,433,790	1,343,366
Pool # MA4761, 5.00%, 9/1/2052	945,989	911,961
Pool # MA4783, 4.00%, 10/1/2052	963,465	875,073
Pool # MA4784, 4.50%, 10/1/2052	1,911,116	1,790,740
Pool # MA4803, 3.50%, 11/1/2052	973,424	853,935
Pool # MA4805, 4.50%, 11/1/2052	5,845,254	5,477,180
Pool # MA4838, 3.50%, 12/1/2052	1,916,002	1,680,810
Pool # MA4839, 4.00%, 12/1/2052	3,367,541	3,058,258
Pool # MA4840, 4.50%, 12/1/2052	949,637	889,905
Pool # FS3455, 5.00%, 12/1/2052	920,237	890,966
Pool # MA4866, 4.00%, 1/1/2053	959,457	871,336
Pool # MA4868, 5.00%, 1/1/2053	761,321	732,791
Pool # MA4869, 5.50%, 1/1/2053	1,422,620	1,404,174
Pool # MA4894, 6.00%, 1/1/2053	913,647	916,953
Pool # MA4933, 3.50%, 2/1/2053	1,266,584	1,111,106
Pool # MA4918, 5.00%, 2/1/2053	4,750,854	4,572,785
Pool # CB5600, 5.50%, 2/1/2053	946,524	935,351
Pool # MA4919, 5.50%, 2/1/2053	1,944,909	1,916,912
Pool # CB5704, 6.00%, 2/1/2053	1,901,977	1,920,789
Pool # MA4920, 6.00%, 2/1/2053	2,490,017	2,501,477
Pool # MA4962, 4.00%, 3/1/2053	1,949,440	1,770,386
Pool # CB5906, 5.50%, 3/1/2053	283,113	279,190

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4943, 6.50%, 3/1/2053	1,019,417	1,035,662
Pool # MA4964, 7.00%, 3/1/2053	428,594	439,892
Pool # MA4978, 5.00%, 4/1/2053	955,829	920,156
Pool # MA4979, 5.50%, 4/1/2053	939,760	926,702
Pool # MA5009, 5.00%, 5/1/2053	2,422,997	2,332,030
Pool # MA5038, 5.00%, 6/1/2053	1,933,556	1,862,477
Pool # FS4932, 6.00%, 6/1/2053	969,029	972,282
Pool # MA5070, 4.50%, 7/1/2053	977,723	915,888
Pool # MA5071, 5.00%, 7/1/2053	1,951,607	1,878,403
Pool # MA5072, 5.50%, 7/1/2053	2,880,905	2,840,243
Pool # BY6889, 5.50%, 8/1/2053	4,912,418	4,841,055
Pool # MA5138, 5.50%, 9/1/2053	1,959,334	1,930,871
Pool # MA5166, 6.00%, 10/1/2053	3,894,532	3,906,079
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 12/25/2038 (a)	50,000	42,412
TBA, 2.00%, 12/25/2038 (a)	50,000	43,662
TBA, 2.50%, 12/25/2038 (a)	50,000	44,944
TBA, 3.00%, 12/25/2038 (a)	50,000	46,062
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 12/25/2053 (a)	527,000	388,168
TBA, 2.00%, 12/25/2053 (a)	3,195,000	2,480,868
TBA, 2.50%, 12/25/2053 (a)	10,380,000	8,402,934
TBA, 3.00%, 12/25/2053 (a)	14,417,000	12,149,894
TBA, 3.50%, 12/25/2053 (a)	6,385,000	5,598,198
TBA, 4.00%, 12/25/2053 (a)	7,997,000	7,259,620
TBA, 4.50%, 12/25/2053 (a)	1,000,000	936,283
TBA, 5.00%, 12/25/2053 (a)	50,000	48,113
TBA, 5.50%, 12/25/2053 (a)	50,000	49,265
TBA, 6.00%, 12/25/2053 (a)	50,000	50,139
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	15,730	15,598
Pool # 726769, 5.00%, 9/15/2039	12,578	12,378
Pool # 721340, 5.00%, 12/15/2039	45,611	45,000
Pool # 754439, 3.50%, 12/15/2041	94,417	85,972
Pool # 711674, 3.00%, 9/15/2042	43,499	38,229
Pool # 783748, 3.50%, 4/15/2043	59,341	54,066
Pool # 784660, 4.00%, 4/15/2043	5,099	4,785
Pool # AC2224, 3.50%, 6/15/2043	40,762	37,104
Pool # 785088, 3.50%, 7/15/2043	49,223	44,587
Pool # AJ4151, 4.00%, 9/15/2044	186,076	173,391
Pool # AL9314, 3.00%, 3/15/2045	36,326	31,391
Pool # 784664, 4.00%, 4/15/2045	19,443	18,243
Pool # AO0544, 3.00%, 8/15/2045	21,418	18,504
Pool # 627030, 3.00%, 12/15/2045	21,411	18,498
Pool # 784429, 3.00%, 8/15/2046	72,934	64,073
Pool # 784652, 4.00%, 11/15/2047	397,632	369,270
Pool # 784766, 3.50%, 3/15/2048	474,783	428,072
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	40,062	38,358

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4625, 3.50%, 8/20/2032	18,583	17,710
Pool # MA6906, 2.50%, 10/20/2035	329,564	299,895
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	43,382	38,805
Pool # 3459, 5.50%, 10/20/2033	40,353	41,250
Pool # AQ5932, 3.50%, 1/20/2036	66,591	59,552
Pool # 4222, 6.00%, 8/20/2038	7,812	8,178
Pool # 709148, 4.50%, 2/20/2039	27,438	26,157
Pool # 4446, 4.50%, 5/20/2039	2,390	2,322
Pool # 4467, 4.00%, 6/20/2039	11,080	10,496
Pool # 4468, 4.50%, 6/20/2039	2,125	2,065
Pool # 4494, 4.00%, 7/20/2039	12,093	11,456
Pool # 4495, 4.50%, 7/20/2039	9,211	8,952
Pool # 4519, 4.50%, 8/20/2039	3,435	3,338
Pool # 4558, 4.50%, 10/20/2039	2,886	2,805
Pool # 4576, 4.00%, 11/20/2039	5,462	5,174
Pool # 4598, 4.50%, 12/20/2039	5,758	5,593
Pool # 4617, 4.50%, 1/20/2040	3,107	3,018
Pool # 4636, 4.50%, 2/20/2040	4,479	4,350
Pool # 4656, 4.00%, 3/20/2040	8,858	8,394
Pool # 4677, 4.00%, 4/20/2040	23,902	22,650
Pool # 4678, 4.50%, 4/20/2040	1,088	1,056
Pool # 4695, 4.00%, 5/20/2040	2,718	2,574
Pool # 4696, 4.50%, 5/20/2040	1,083	1,052
Pool # 4712, 4.00%, 6/20/2040	4,196	3,975
Pool # 4800, 4.00%, 9/20/2040	4,327	4,099
Pool # 737727, 4.00%, 12/20/2040	38,076	35,791
Pool # 4945, 4.00%, 2/20/2041	9,284	8,794
Pool # 759342, 4.50%, 2/20/2041	197,359	189,311
Pool # 4950, 5.50%, 2/20/2041	17,343	17,816
Pool # 4976, 3.50%, 3/20/2041	11,040	10,062
Pool # 4977, 4.00%, 3/20/2041	17,081	16,180
Pool # 5016, 4.00%, 4/20/2041	6,626	6,277
Pool # 5054, 4.00%, 5/20/2041	10,387	9,840
Pool # 5114, 4.00%, 7/20/2041	1,369	1,297
Pool # 779497, 3.50%, 10/20/2041	7,483	6,737
Pool # 5233, 4.00%, 11/20/2041	1,679	1,590
Pool # 5258, 3.50%, 12/20/2041	102,181	93,152
Pool # 5259, 4.00%, 12/20/2041	6,454	6,114
Pool # 5279, 3.50%, 1/20/2042	19,040	17,359
Pool # 5330, 3.00%, 3/20/2042	12,561	11,076
Pool # 754406, 3.50%, 5/20/2042	50,067	44,973
Pool # MA0220, 3.50%, 7/20/2042	7,983	7,284
Pool # MA0318, 3.50%, 8/20/2042	111,575	101,806
Pool # MA0391, 3.00%, 9/20/2042	465,409	410,502
Pool # 796468, 4.00%, 9/20/2042	16,841	15,938
Pool # AA6040, 3.00%, 1/20/2043	87,647	76,056
Pool # AD1584, 3.00%, 1/20/2043	107,676	93,211
Pool # AD2125, 3.50%, 1/20/2043	75,376	69,166

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AA6054, 3.00%, 2/20/2043	168,475	146,510
Pool # AD1744, 3.00%, 2/20/2043	14,130	12,573
Pool # 783755, 3.00%, 4/20/2043	112,451	99,183
Pool # 783976, 3.50%, 4/20/2043	18,560	16,708
Pool # MA1012, 3.50%, 5/20/2043	95,467	87,184
Pool # MA1157, 3.50%, 7/20/2043	18,875	17,239
Pool # MA1284, 3.00%, 9/20/2043	15,019	13,247
Pool # 785065, 3.50%, 10/20/2043	196,805	175,957
Pool # MA1376, 4.00%, 10/20/2043	88,378	83,714
Pool # AI7106, 4.00%, 6/20/2044	29,250	27,611
Pool # 784026, 3.50%, 12/20/2044	175,519	160,116
Pool # MA2678, 3.50%, 3/20/2045	116,807	106,102
Pool # MA2679, 4.00%, 3/20/2045	40,635	38,490
Pool # MA2753, 3.00%, 4/20/2045	59,773	52,719
Pool # 626942, 3.00%, 5/20/2045	139,639	119,091
Pool # MA2825, 3.00%, 5/20/2045	151,375	133,505
Pool # MA2829, 5.00%, 5/20/2045	21,559	21,622
Pool # 784800, 3.00%, 6/20/2045	30,237	26,200
Pool # AM9881, 3.00%, 6/20/2045	14,432	12,548
Pool # MA3247, 5.00%, 11/20/2045	19,099	19,096
Pool # AO9442, 3.50%, 12/20/2045	16,141	14,661
Pool # 784119, 3.00%, 2/20/2046	131,562	115,864
Pool # MA3458, 5.50%, 2/20/2046	28,282	29,054
Pool # MA3520, 3.00%, 3/20/2046	353,839	310,238
Pool # MA3735, 3.00%, 6/20/2046	242,041	212,926
Pool # AT7138, 3.50%, 6/20/2046	252,351	225,763
Pool # MA3935, 2.50%, 9/20/2046	64,809	55,082
Pool # 784768, 3.00%, 9/20/2046	69,220	60,899
Pool # AT8215, 3.00%, 9/20/2046	20,567	17,912
Pool # MA4002, 2.50%, 10/20/2046	352,482	299,138
Pool # AW0199, 3.00%, 10/20/2046	48,866	42,548
Pool # MA4068, 3.00%, 11/20/2046	10,258	9,013
Pool # MA4072, 5.00%, 11/20/2046	22,586	22,694
Pool # MA4125, 2.50%, 12/20/2046	324,320	275,666
Pool # MA4126, 3.00%, 12/20/2046	48,362	42,532
Pool # MA4260, 2.50%, 2/20/2047	56,524	48,039
Pool # AZ3119, 3.50%, 3/20/2047	29,625	26,484
Pool # AZ7084, 3.50%, 4/20/2047	72,777	65,566
Pool # MA4511, 4.00%, 6/20/2047	148,248	138,778
Pool # BA5041, 5.00%, 6/20/2047	94,484	93,263
Pool # MA4584, 2.50%, 7/20/2047	78,133	66,425
Pool # MA4718, 3.00%, 9/20/2047	6,612	5,796
Pool # MA4721, 4.50%, 9/20/2047	28,027	26,980
Pool # MA4836, 3.00%, 11/20/2047	321,456	281,981
Pool # BC2742, 3.50%, 11/20/2047	629,273	560,202
Pool # BD6940, 3.50%, 12/20/2047	140	124
Pool # MA4900, 3.50%, 12/20/2047	77,858	70,455
Pool # MA5019, 3.50%, 2/20/2048	203,236	183,858
Pool # MA5077, 3.50%, 3/20/2048	30,220	27,342

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA5138, 4.50%, 4/20/2048	11,850	11,367
Pool # 785033, 3.50%, 5/20/2048	193,726	179,955
Pool # MA5194, 5.00%, 5/20/2048	72,920	71,919
Pool # MA5329, 3.50%, 7/20/2048	7,206	6,520
Pool # MA5468, 5.00%, 9/20/2048	5,554	5,466
Pool # MA5527, 3.50%, 10/20/2048	26,590	24,050
Pool # MA5595, 4.00%, 11/20/2048	33,163	30,969
Pool # BJ6759, 4.50%, 11/20/2048	240,790	229,368
Pool # MA5650, 3.50%, 12/20/2048	10,939	9,898
Pool # MA5651, 4.00%, 12/20/2048	158,423	147,935
Pool # MA5709, 3.50%, 1/20/2049	76,148	68,955
Pool # BI6473, 4.00%, 1/20/2049	698,385	656,914
Pool # BJ9901, 3.00%, 2/20/2049	54,820	47,527
Pool # MA5930, 3.50%, 5/20/2049	9,720	8,787
Pool # MA5983, 2.50%, 6/20/2049	112,002	95,187
Pool # MA5985, 3.50%, 6/20/2049	39,168	35,406
Pool # MA5987, 4.50%, 6/20/2049	34,596	33,020
Pool # MA5988, 5.00%, 6/20/2049	6,359	6,252
Pool # MA6039, 3.50%, 7/20/2049	65,614	59,313
Pool # BM5450, 4.50%, 7/20/2049	60,729	57,598
Pool # MA6220, 4.00%, 10/20/2049	170,343	158,285
Pool # BR4627, 3.00%, 11/20/2049	468,090	406,705
Pool # MA6283, 3.00%, 11/20/2049	474,608	414,512
Pool # 785067, 3.50%, 12/20/2049	384,820	339,239
Pool # MA6478, 5.00%, 2/20/2050	22,283	21,994
Pool # MA6542, 3.50%, 3/20/2050	216,547	195,753
Pool # MA6545, 5.00%, 3/20/2050	24,983	24,665
Pool # BV1348, 2.50%, 6/20/2050	47,131	37,908
Pool # MA6709, 2.50%, 6/20/2050	653,484	548,718
Pool # MA6818, 2.00%, 8/20/2050	1,230,549	993,990
Pool # BY8818, 2.00%, 10/20/2050	447,647	359,157
Pool # 785401, 2.50%, 10/20/2050	708,709	577,261
Pool # MA6994, 2.00%, 11/20/2050	1,352,481	1,092,495
Pool # BY8832, 2.50%, 11/20/2050	414,438	337,963
Pool # MA7051, 2.00%, 12/20/2050	2,100,184	1,696,430
Pool # CA4485, 2.50%, 12/20/2050	535,047	433,474
Pool # MA7052, 2.50%, 12/20/2050	857,350	717,687
Pool # MA7055, 4.00%, 12/20/2050	217,728	203,562
Pool # MA7135, 2.00%, 1/20/2051	2,401,626	1,940,811
Pool # MA7192, 2.00%, 2/20/2051	715,441	578,061
Pool # MA7254, 2.00%, 3/20/2051	1,041,181	841,098
Pool # MA7311, 2.00%, 4/20/2051	2,464,912	1,991,241
Pool # 785449, 3.00%, 4/20/2051	276,548	239,944
Pool # MA7367, 2.50%, 5/20/2051	1,412,252	1,180,782
Pool # MA7368, 3.00%, 5/20/2051	430,786	373,916
Pool # MA7417, 2.00%, 6/20/2051	2,860,366	2,310,426
Pool # MA7418, 2.50%, 6/20/2051	1,557,684	1,301,418
Pool # MA7420, 3.50%, 6/20/2051	388,192	348,987
Pool # MA7471, 2.00%, 7/20/2051	2,334,847	1,885,451

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA7472, 2.50%, 7/20/2051	752,270	628,764
Pool # MA7473, 3.00%, 7/20/2051	469,523	407,442
Pool # MA7533, 2.00%, 8/20/2051	972,473	784,834
Pool # MA7534, 2.50%, 8/20/2051	6,018,705	5,027,479
Pool # MA7588, 2.00%, 9/20/2051	992,473	801,736
Pool # MA7589, 2.50%, 9/20/2051	409,156	341,780
Pool # MA7766, 2.00%, 12/20/2051	2,170,941	1,751,342
Pool # MA7826, 2.00%, 1/20/2052	4,907,083	3,959,259
Pool # 785881, 2.50%, 1/20/2052	1,973,362	1,598,693
Pool # 785945, 3.00%, 2/20/2052	887,460	769,935
Pool # MA7935, 2.00%, 3/20/2052	4,494,761	3,625,815
Pool # 786017, 3.00%, 3/20/2052	901,480	782,739
Pool # MA7937, 3.00%, 3/20/2052	878,933	760,454
Pool # MA7986, 2.00%, 4/20/2052	1,079,325	870,706
Pool # MA7987, 2.50%, 4/20/2052	3,649,528	3,047,218
Pool # MA7988, 3.00%, 4/20/2052	2,695,533	2,331,938
Pool # MA8043, 3.00%, 5/20/2052	2,324,403	2,010,840
Pool # MA8098, 3.00%, 6/20/2052	5,035,453	4,356,366
Pool # MA8099, 3.50%, 6/20/2052	5,499,237	4,915,989
Pool # MA8147, 2.50%, 7/20/2052	2,681,044	2,239,680
Pool # MA8199, 3.50%, 8/20/2052	4,617,624	4,127,804
Pool # MA8267, 4.00%, 9/20/2052	1,135,951	1,046,381
Pool # MA8269, 5.00%, 9/20/2052	606,485	590,107
Pool # MA8270, 5.50%, 9/20/2052	900,810	894,324
Pool # MA8346, 4.00%, 10/20/2052	3,814,428	3,513,660
Pool # MA8492, 6.00%, 12/20/2052	1,388,518	1,399,199
Pool # MA8493, 6.50%, 12/20/2052	354,149	360,859
Pool # MA8573, 7.00%, 1/20/2053	839,183	862,069
Pool # MA8800, 5.00%, 4/20/2053	2,452,488	2,384,044
Pool # 786633, 6.00%, 4/20/2053	1,949,385	1,964,413
Pool # MA8877, 4.50%, 5/20/2053	1,972,681	1,865,746
Pool # MA8946, 4.50%, 6/20/2053	1,236,653	1,169,604
Pool # MA8947, 5.00%, 6/20/2053	1,978,470	1,921,982
Pool # MA8948, 5.50%, 6/20/2053	2,470,294	2,452,506
Pool # MA9015, 4.50%, 7/20/2053	1,984,216	1,876,634
Pool # MA9017, 5.50%, 7/20/2053	2,725,080	2,705,454
Pool # MA9018, 6.00%, 7/20/2053	742,881	748,434
Pool # MA9019, 6.50%, 7/20/2053	741,456	754,390
Pool # MA9105, 5.00%, 8/20/2053	1,987,694	1,930,943
Pool # MA9174, 7.00%, 9/20/2053	926,880	952,157
GNMA II, Single Family, 30 Year
TBA, 2.00%, 12/15/2053 (a)	926,000	747,094
TBA, 2.50%, 12/15/2053 (a)	3,644,000	3,041,601
TBA, 3.00%, 12/15/2053 (a)	1,700,000	1,470,390
TBA, 3.50%, 12/15/2053 (a)	500,000	446,902
TBA, 4.00%, 12/15/2053 (a)	1,059,000	975,418

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
TBA, 4.50%, 12/15/2053 (a)	1,500,000	1,418,488
TBA, 5.00%, 12/15/2053 (a)	50,000	48,566
Total Mortgage-Backed Securities (Cost $551,644,190)		504,869,169
Corporate Bonds — 25.0%
Aerospace & Defense — 0.6%
Boeing Co. (The)
3.25%, 3/1/2028	2,439,000	2,235,915
5.15%, 5/1/2030	782,000	775,270
3.60%, 5/1/2034	685,000	581,321
3.55%, 3/1/2038	814,000	626,682
3.50%, 3/1/2039	747,000	561,900
3.83%, 3/1/2059	10,000	6,856
Hexcel Corp. 4.20%, 2/15/2027 (b)	115,000	109,545
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	70,000	59,888
L3Harris Technologies, Inc. 4.85%, 4/27/2035	166,000	156,021
Leidos, Inc. 4.38%, 5/15/2030	21,000	19,411
Lockheed Martin Corp.
3.60%, 3/1/2035	3,233,000	2,822,543
4.50%, 5/15/2036	236,000	221,779
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	28,935
4.70%, 3/15/2033	150,000	145,319
5.25%, 5/1/2050	272,000	262,201
Precision Castparts Corp. 4.38%, 6/15/2045	82,000	68,837
RTX Corp.
5.00%, 2/27/2026	163,000	161,984
1.90%, 9/1/2031	1,100,000	860,489
2.38%, 3/15/2032	350,000	280,765
4.35%, 4/15/2047	237,000	193,169
3.03%, 3/15/2052	761,000	483,064
		10,661,894
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	502,000	476,572
FedEx Corp.
4.90%, 1/15/2034	30,000	29,130
3.90%, 2/1/2035	20,000	17,336
3.88%, 8/1/2042	992,000	771,120
4.05%, 2/15/2048	286,000	220,871
United Parcel Service, Inc.
4.88%, 3/3/2033	50,000	49,790
3.75%, 11/15/2047	300,000	236,588
3.40%, 9/1/2049 (c)	465,000	347,132
		2,148,539
Automobile Components — 0.0% ^
Aptiv plc 3.10%, 12/1/2051	238,000	143,173
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	45,418

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Lear Corp. 5.25%, 5/15/2049	85,000	73,404
Magna International, Inc. (Canada) 4.15%, 10/1/2025	300,000	294,303
		556,298
Automobiles — 0.1%
Ford Motor Co.
9.63%, 4/22/2030	200,000	229,078
3.25%, 2/12/2032	700,000	558,393
General Motors Co.
5.40%, 10/15/2029	30,000	29,595
5.00%, 4/1/2035	707,000	639,842
5.15%, 4/1/2038	400,000	354,372
Harley-Davidson, Inc. 4.63%, 7/28/2045	34,000	25,563
Mercedes-Benz Finance North America LLC (Germany) 8.50%, 1/18/2031	152,000	183,624
Toyota Motor Corp. (Japan) 1.34%, 3/25/2026	72,000	66,293
		2,086,760
Banks — 4.1%
Australia & New Zealand Banking Group Ltd. (Australia) 5.38%, 7/3/2025	445,000	446,152
Banco Santander SA (Spain) 6.92%, 8/8/2033	400,000	397,379
Bank of America Corp.
4.00%, 1/22/2025	163,000	160,098
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (d)	429,000	415,359
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (d)	166,000	158,082
3.50%, 4/19/2026	1,846,000	1,775,690
(SOFR + 1.15%), 1.32%, 6/19/2026 (d)	430,000	400,430
(SOFR + 1.75%), 4.83%, 7/22/2026 (d)	30,000	29,600
4.25%, 10/22/2026	648,000	626,576
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	1,168,000	1,070,311
(SOFR + 1.29%), 5.08%, 1/20/2027 (d)	30,000	29,670
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	30,000	27,088
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	1,060,000	965,770
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	26,000	23,891
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	1,797,000	1,544,152
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (d)	50,000	47,219
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	250,000	231,077
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	275,000	228,500
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	198,000	154,897
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	2,500,000	2,032,071
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	50,000	40,648
(SOFR + 1.83%), 4.57%, 4/27/2033 (d)	50,000	45,896
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (d)	1,634,000	1,234,642
(SOFR + 1.58%), 3.31%, 4/22/2042 (d)	319,000	235,242
5.00%, 1/21/2044	2,205,000	2,048,863
(3-MONTH CME TERM SOFR + 2.25%), 4.44%, 1/20/2048 (d)	57,000	48,072
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (d)	1,536,000	1,206,558
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	100,000	79,195
Bank of Montreal (Canada)
1.50%, 1/10/2025	1,108,000	1,060,557

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
1.85%, 5/1/2025	235,000	223,143
(SOFR + 0.60%), 0.95%, 1/22/2027 (d)	710,000	645,836
5.20%, 2/1/2028	150,000	149,543
Bank of Nova Scotia (The) (Canada)
1.45%, 1/10/2025	150,000	143,526
2.20%, 2/3/2025	30,000	28,870
5.45%, 6/12/2025	30,000	29,922
1.30%, 9/15/2026	320,000	286,626
1.95%, 2/2/2027	50,000	45,236
4.85%, 2/1/2030	200,000	193,167
2.15%, 8/1/2031	234,000	185,704
Barclays plc (United Kingdom)
4.84%, 5/9/2028	2,001,000	1,885,154
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	454,000	356,943
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (d)	754,000	725,739
Citigroup, Inc.
3.75%, 6/16/2024	161,000	159,297
4.40%, 6/10/2025	97,000	95,104
(SOFR + 0.69%), 2.01%, 1/25/2026 (d)	162,000	154,399
(SOFR + 2.84%), 3.11%, 4/8/2026 (d)	350,000	337,475
3.40%, 5/1/2026	25,000	23,857
4.30%, 11/20/2026	530,000	511,813
(SOFR + 0.77%), 1.12%, 1/28/2027 (d)	24,000	21,730
4.45%, 9/29/2027	25,000	23,939
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (d)	25,000	23,182
4.13%, 7/25/2028	1,315,000	1,230,709
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	24,000	22,148
(SOFR + 1.42%), 2.98%, 11/5/2030 (d)	720,000	622,243
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	1,059,000	982,194
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	1,243,000	1,026,720
6.63%, 6/15/2032	77,000	81,169
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,817,000	2,230,628
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	50,000	41,006
(SOFR + 2.09%), 4.91%, 5/24/2033 (d)	250,000	235,256
6.00%, 10/31/2033	10,000	10,165
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	1,500,000	1,547,556
5.30%, 5/6/2044	95,000	85,921
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	267,000	252,734
Fifth Third Bancorp
2.38%, 1/28/2025	453,000	435,372
(SOFR + 2.34%), 6.34%, 7/27/2029 (d)	30,000	30,321
Fifth Third Bank NA 3.85%, 3/15/2026	200,000	189,102
First-Citizens Bank & Trust Co. (3-MONTH CME TERM SOFR + 1.72%), 2.97%, 9/27/2025 (d)	454,000	440,140
Goldman Sachs Capital I 6.35%, 2/15/2034	247,000	247,923
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (d)	651,000	612,441
(SOFR + 1.93%), 2.10%, 6/4/2026 (d)	267,000	251,740
(SOFR + 3.03%), 7.34%, 11/3/2026 (d)	200,000	206,302

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.97%), 6.16%, 3/9/2029 (d)	928,000	939,585
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (d)	1,026,000	976,165
(SOFR + 2.39%), 2.85%, 6/4/2031 (d)	2,350,000	1,952,813
(SOFR + 1.95%), 2.36%, 8/18/2031 (d)	1,183,000	947,453
6.50%, 5/2/2036	185,000	186,294
HSBC USA, Inc. 5.63%, 3/17/2025	2,178,000	2,176,853
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (d)	185,000	133,980
Huntington National Bank (The) (SOFRINDX + 1.65%), 4.55%, 5/17/2028 (d)	469,000	443,734
ING Groep NV (Netherlands) 3.95%, 3/29/2027	500,000	474,829
KeyBank NA 4.70%, 1/26/2026	350,000	335,044
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	141,000	121,871
Korea Development Bank (The) (South Korea)
1.00%, 9/9/2026	646,000	577,810
1.38%, 4/25/2027	377,000	335,098
Kreditanstalt fuer Wiederaufbau (Germany)
1.00%, 10/1/2026	655,000	594,321
3.00%, 5/20/2027	55,000	52,388
1.75%, 9/14/2029	26,000	22,524
0.75%, 9/30/2030	25,000	19,663
Zero Coupon, 4/18/2036	588,000	332,314
Zero Coupon, 6/29/2037	806,000	429,714
Landwirtschaftliche Rentenbank (Germany)
2.38%, 6/10/2025	20,000	19,230
0.88%, 3/30/2026	386,000	353,817
1.75%, 7/27/2026	399,000	370,770
0.88%, 9/3/2030	15,000	11,834
Lloyds Banking Group plc (United Kingdom) 4.45%, 5/8/2025	1,000,000	981,139
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (d)	1,003,000	896,713
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (d)	200,000	191,480
3.75%, 7/18/2039	1,542,000	1,259,130
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	508,000	481,930
National Australia Bank Ltd. (Australia) 2.50%, 7/12/2026	315,000	295,056
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	716,000	651,744
Oesterreichische Kontrollbank AG (Austria)
1.50%, 2/12/2025	123,000	117,810
0.38%, 9/17/2025	35,000	32,328
4.63%, 11/3/2025	100,000	99,545
0.50%, 2/2/2026 (c)	2,483,000	2,266,517
PNC Bank NA 3.10%, 10/25/2027	629,000	576,069
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (d)	50,000	46,862
Royal Bank of Canada (Canada)
3.38%, 4/14/2025	105,000	102,111
6.00%, 11/1/2027	402,000	413,069
5.00%, 2/1/2033	15,000	14,453

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	1,177,000	1,081,767
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026	2,244,000	2,042,989
3.78%, 3/9/2026	332,000	320,133
2.63%, 7/14/2026	150,000	139,890
3.01%, 10/19/2026	141,000	132,024
3.45%, 1/11/2027	644,000	607,897
1.90%, 9/17/2028	1,091,000	931,732
Toronto-Dominion Bank (The) (Canada)
Series FXD, 1.45%, 1/10/2025	50,000	47,878
0.75%, 9/11/2025	126,000	116,078
0.75%, 1/6/2026	2,426,000	2,207,344
4.11%, 6/8/2027	30,000	28,836
3.20%, 3/10/2032	100,000	84,362
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (d)	1,109,000	997,918
1.13%, 8/3/2027	2,604,000	2,223,421
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (d)	10,000	9,054
(SOFR + 1.02%), 2.68%, 1/27/2033 (d)	626,000	493,402
(SOFR + 2.11%), 4.97%, 7/22/2033 (d)	50,000	44,771
Wells Fargo & Co.
3.55%, 9/29/2025	79,000	76,387
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (d)	401,000	387,924
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (d)	392,000	374,511
3.00%, 4/22/2026	619,000	585,501
(SOFR + 2.00%), 2.19%, 4/30/2026 (d)	488,000	463,929
4.10%, 6/3/2026	30,000	28,898
3.00%, 10/23/2026	30,000	28,090
4.30%, 7/22/2027	2,352,000	2,257,745
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	110,000	102,978
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	2,351,000	2,113,234
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (d)	2,410,000	2,073,535
(3-MONTH CME TERM SOFR + 4.03%), 4.48%, 4/4/2031 (d)	50,000	46,665
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	58,000	56,435
5.95%, 12/15/2036	7,000	6,736
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	285,000	204,097
3.90%, 5/1/2045	1,174,000	907,332
4.75%, 12/7/2046	408,000	334,317
Westpac Banking Corp. (Australia)
1.15%, 6/3/2026	257,000	233,339
1.95%, 11/20/2028	2,210,000	1,903,170
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (d) (e)	535,000	511,201
4.42%, 7/24/2039 (e)	58,000	46,370
Zions Bancorp NA 3.25%, 10/29/2029	350,000	272,324
		78,553,954

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	79,000	75,291
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	17,000	16,175
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	1,186,000	1,149,375
4.90%, 1/23/2031 (c)	330,000	333,213
4.95%, 1/15/2042	146,000	138,054
5.55%, 1/23/2049	50,000	51,018
4.50%, 6/1/2050	10,000	8,798
4.75%, 4/15/2058	1,421,000	1,263,559
Coca-Cola Co. (The)
1.45%, 6/1/2027	340,000	305,242
1.50%, 3/5/2028	224,000	197,605
3.45%, 3/25/2030	134,000	125,003
1.65%, 6/1/2030	200,000	166,207
2.50%, 6/1/2040	713,000	508,332
2.88%, 5/5/2041	10,000	7,451
3.00%, 3/5/2051	641,000	454,199
2.75%, 6/1/2060 (c)	40,000	25,543
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	50,000	48,626
Constellation Brands, Inc. 3.60%, 2/15/2028	884,000	830,511
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	200,000	187,191
2.13%, 4/29/2032	700,000	556,288
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	250,000	240,700
3.20%, 5/1/2030	30,000	26,618
3.80%, 5/1/2050	10,000	7,428
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	901,000	852,126
4.05%, 4/15/2032	50,000	45,795
PepsiCo, Inc.
2.25%, 3/19/2025	10,000	9,646
2.75%, 4/30/2025	250,000	242,210
7.00%, 3/1/2029	350,000	386,360
4.45%, 2/15/2033	50,000	49,516
2.63%, 10/21/2041	55,000	38,895
2.75%, 10/21/2051	10,000	6,555
		8,353,530
Biotechnology — 0.4%
AbbVie, Inc.
3.80%, 3/15/2025	150,000	147,119
3.60%, 5/14/2025	150,000	146,426
2.95%, 11/21/2026	150,000	142,054
4.50%, 5/14/2035	98,000	92,133
4.05%, 11/21/2039	479,000	411,657
4.45%, 5/14/2046	21,000	18,287
4.25%, 11/21/2049	1,219,000	1,026,343

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc.
3.20%, 11/2/2027	2,148,000	2,011,676
2.30%, 2/25/2031	750,000	621,370
2.00%, 1/15/2032	275,000	216,233
4.20%, 3/1/2033	50,000	46,101
4.95%, 10/1/2041	26,000	23,507
4.40%, 5/1/2045	295,000	244,808
4.56%, 6/15/2048	200,000	169,695
3.38%, 2/21/2050	187,000	129,539
4.66%, 6/15/2051	230,000	196,514
3.00%, 1/15/2052	300,000	194,157
5.75%, 3/2/2063	195,000	191,052
Biogen, Inc. 2.25%, 5/1/2030	637,000	524,146
Gilead Sciences, Inc.
3.65%, 3/1/2026	100,000	96,779
2.95%, 3/1/2027	10,000	9,381
4.60%, 9/1/2035	420,000	396,463
4.00%, 9/1/2036	803,000	704,509
2.60%, 10/1/2040	990,000	683,283
4.75%, 3/1/2046	15,000	13,507
		8,456,739
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. (China)
3.40%, 12/6/2027	437,000	407,104
2.70%, 2/9/2041	265,000	169,006
3.25%, 2/9/2061	200,000	115,286
Amazon.com, Inc.
3.15%, 8/22/2027	2,365,000	2,241,289
1.65%, 5/12/2028	311,000	274,853
4.05%, 8/22/2047	1,351,000	1,148,117
2.70%, 6/3/2060	275,000	167,731
eBay, Inc.
2.60%, 5/10/2031	110,000	91,869
4.00%, 7/15/2042	192,000	149,730
JD.com, Inc. (China) 3.38%, 1/14/2030	200,000	176,392
		4,941,377
Building Products — 0.1%
Carrier Global Corp.
2.49%, 2/15/2027	596,000	546,677
2.70%, 2/15/2031	30,000	25,134
3.58%, 4/5/2050	406,000	289,362
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	24,770
Johnson Controls International plc
1.75%, 9/15/2030	230,000	184,586
4.50%, 2/15/2047	162,000	134,703
Lennox International, Inc.
1.35%, 8/1/2025	117,000	109,139

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
1.70%, 8/1/2027	257,000	226,735
Owens Corning
3.88%, 6/1/2030	30,000	27,180
4.30%, 7/15/2047	108,000	85,757
		1,654,043
Capital Markets — 2.0%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	191,000	182,841
Ameriprise Financial, Inc. 3.00%, 4/2/2025	133,000	128,815
Ares Capital Corp.
3.88%, 1/15/2026	179,000	169,606
2.88%, 6/15/2028	263,000	224,467
Bank of New York Mellon Corp. (The)
(SOFRINDX + 1.80%), 5.80%, 10/25/2028 (d)	10,000	10,180
(SOFR + 1.51%), 4.71%, 2/1/2034 (d)	150,000	140,580
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (d)	3,557,000	3,383,456
Blackstone Private Credit Fund 3.25%, 3/15/2027	1,121,000	996,286
Blackstone Secured Lending Fund 2.85%, 9/30/2028	122,000	102,097
Charles Schwab Corp. (The)
1.15%, 5/13/2026	50,000	45,110
3.20%, 3/2/2027	938,000	877,350
3.20%, 1/25/2028	50,000	46,021
2.00%, 3/20/2028	987,000	853,269
3.25%, 5/22/2029	243,000	217,559
CME Group, Inc.
3.00%, 3/15/2025	462,000	450,079
2.65%, 3/15/2032	50,000	42,492
4.15%, 6/15/2048	144,000	122,780
Credit Suisse AG (Switzerland) 1.25%, 8/7/2026	1,390,000	1,235,726
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	100,000	109,424
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	2,283,000	2,094,141
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	410,000	366,839
(SOFR + 3.65%), 7.08%, 2/10/2034 (d)	894,000	857,747
FactSet Research Systems, Inc. 2.90%, 3/1/2027	189,000	174,503
FS KKR Capital Corp.
3.40%, 1/15/2026	13,000	12,102
2.63%, 1/15/2027	875,000	763,338
Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	686,000	677,885
3.50%, 1/23/2025	362,000	353,057
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (d)	43,000	42,048
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (d)	266,000	241,711
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	2,482,000	2,260,018
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	12,000	11,154
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	28,000	26,445
2.60%, 2/7/2030	258,000	218,754
(SOFR + 1.09%), 1.99%, 1/27/2032 (d)	98,000	75,987

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	548,000	441,506
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	2,225,000	1,753,073
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	71,000	56,642
6.13%, 2/15/2033	708,000	745,489
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	380,000	313,495
6.75%, 10/1/2037	136,000	142,994
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (d)	634,000	546,098
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	968,000	711,759
4.75%, 10/21/2045	63,000	56,184
Intercontinental Exchange, Inc.
4.00%, 9/15/2027	10,000	9,649
3.00%, 6/15/2050	87,000	57,457
3.00%, 9/15/2060	60,000	36,946
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	31,000	30,470
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	500,000	453,665
Lazard Group LLC 3.75%, 2/13/2025	357,000	347,034
Moody's Corp.
4.25%, 2/1/2029	30,000	28,984
3.10%, 11/29/2061	424,000	260,015
Morgan Stanley
Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (d)	100,000	95,215
(SOFR + 0.94%), 2.63%, 2/18/2026 (d)	93,000	89,338
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	10,000	9,509
(SOFR + 1.77%), 6.14%, 10/16/2026 (d)	25,000	25,200
(SOFR + 0.72%), 0.99%, 12/10/2026 (d)	2,452,000	2,221,182
3.63%, 1/20/2027	25,000	23,877
3.95%, 4/23/2027	337,000	319,896
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	10,000	9,065
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	250,000	227,820
3.59%, 7/22/2028 (f)	1,330,000	1,244,604
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	308,000	287,359
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	748,000	631,869
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	1,534,000	1,175,790
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	1,769,000	1,360,072
(SOFR + 1.18%), 2.24%, 7/21/2032 (d)	10,000	7,826
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	1,061,000	1,028,397
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	405,000	305,730
3.97%, 7/22/2038 (f)	23,000	19,182
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	946,000	687,716
4.30%, 1/27/2045	664,000	558,425
(SOFR + 4.84%), 5.60%, 3/24/2051 (d)	128,000	129,159
Nasdaq, Inc.
3.85%, 6/30/2026 (c)	519,000	501,141
6.10%, 6/28/2063	904,000	918,971
Nomura Holdings, Inc. (Japan)
5.71%, 1/9/2026	200,000	199,619
2.61%, 7/14/2031	294,000	233,241
Raymond James Financial, Inc. 4.95%, 7/15/2046	40,000	34,684

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
S&P Global, Inc. 3.25%, 12/1/2049	240,000	168,503
State Street Corp.
3.55%, 8/18/2025	50,000	48,636
(SOFR + 0.94%), 2.35%, 11/1/2025 (d)	269,000	260,535
(SOFR + 1.72%), 5.82%, 11/4/2028 (d)	30,000	30,625
2.20%, 3/3/2031	117,000	93,389
(SOFR + 1.57%), 4.82%, 1/26/2034 (d)	1,787,000	1,679,391
UBS Group AG (Switzerland) 3.75%, 3/26/2025	520,000	504,466
		38,635,759
Chemicals — 0.2%
Air Products and Chemicals, Inc. 4.80%, 3/3/2033	50,000	49,503
Albemarle Corp. 5.05%, 6/1/2032	10,000	9,262
Cabot Corp. 4.00%, 7/1/2029	104,000	96,075
CF Industries, Inc.
4.95%, 6/1/2043	300,000	254,324
5.38%, 3/15/2044	113,000	101,409
Dow Chemical Co. (The)
2.10%, 11/15/2030	456,000	375,934
6.30%, 3/15/2033	50,000	53,063
5.25%, 11/15/2041	480,000	437,677
4.63%, 10/1/2044	199,000	165,299
DuPont de Nemours, Inc. 4.73%, 11/15/2028	10,000	9,883
Eastman Chemical Co.
5.75%, 3/8/2033	50,000	49,667
4.80%, 9/1/2042	203,000	171,178
EIDP, Inc.
1.70%, 7/15/2025	555,000	521,540
4.80%, 5/15/2033	200,000	194,562
FMC Corp.
3.45%, 10/1/2029	174,000	150,365
4.50%, 10/1/2049	234,000	169,641
Huntsman International LLC 4.50%, 5/1/2029	112,000	103,828
LYB International Finance III LLC 2.25%, 10/1/2030	232,000	189,019
NewMarket Corp. 2.70%, 3/18/2031	69,000	56,067
Sherwin-Williams Co. (The)
4.25%, 8/8/2025	150,000	147,179
2.95%, 8/15/2029	30,000	26,829
2.20%, 3/15/2032	100,000	79,381
4.00%, 12/15/2042	233,000	181,868
4.50%, 6/1/2047	492,000	415,973
3.30%, 5/15/2050	26,000	17,307
Westlake Corp. 5.00%, 8/15/2046	490,000	410,519
		4,437,352
Commercial Services & Supplies — 0.1%
Cintas Corp. No. 2 3.70%, 4/1/2027	200,000	193,211
RELX Capital, Inc. (United Kingdom) 4.75%, 5/20/2032	97,000	94,269
Republic Services, Inc. 2.38%, 3/15/2033	1,437,000	1,150,044

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Waste Connections, Inc.
3.50%, 5/1/2029	30,000	27,799
2.20%, 1/15/2032	40,000	32,029
4.20%, 1/15/2033	293,000	270,327
2.95%, 1/15/2052	649,000	419,646
Waste Management, Inc.
4.63%, 2/15/2033	30,000	29,017
2.95%, 6/1/2041	536,000	387,367
		2,603,709
Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 2/28/2026	1,741,000	1,677,646
2.50%, 9/20/2026	182,000	171,606
5.90%, 2/15/2039	12,000	12,782
Juniper Networks, Inc. 2.00%, 12/10/2030	144,000	112,087
Motorola Solutions, Inc.
2.30%, 11/15/2030	80,000	64,853
5.60%, 6/1/2032	30,000	29,705
		2,068,679
Construction & Engineering — 0.0% ^
Valmont Industries, Inc. 5.25%, 10/1/2054	48,000	40,016
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	10,000	8,422
Vulcan Materials Co. 4.70%, 3/1/2048	96,000	82,861
		91,283
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	250,000	242,654
6.50%, 7/15/2025	250,000	251,401
4.45%, 10/1/2025	150,000	145,777
1.75%, 1/30/2026	162,000	148,192
3.65%, 7/21/2027	230,000	214,067
3.88%, 1/23/2028	150,000	139,110
3.30%, 1/30/2032	1,001,000	830,235
Ally Financial, Inc. 2.20%, 11/2/2028	1,219,000	998,238
American Express Co.
2.25%, 3/4/2025	10,000	9,606
4.20%, 11/6/2025	434,000	425,465
4.90%, 2/13/2026	30,000	29,809
(SOFR + 1.00%), 4.99%, 5/1/2026 (d)	30,000	29,710
3.13%, 5/20/2026	68,000	64,914
1.65%, 11/4/2026	1,373,000	1,244,566
(SOFR + 0.97%), 5.39%, 7/28/2027 (d)	30,000	29,962
American Honda Finance Corp.
2.00%, 3/24/2028	328,000	289,236
4.60%, 4/17/2030	30,000	29,032

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
1.80%, 1/13/2031	287,000	231,131
Capital One Financial Corp.
4.20%, 10/29/2025	23,000	22,125
3.75%, 7/28/2026	2,204,000	2,070,689
3.80%, 1/31/2028	237,000	218,253
(SOFR + 2.08%), 5.47%, 2/1/2029 (d)	150,000	144,087
Caterpillar Financial Services Corp. 0.80%, 11/13/2025	1,364,000	1,258,966
Discover Financial Services
3.95%, 11/6/2024	280,000	273,810
4.50%, 1/30/2026	11,000	10,633
6.70%, 11/29/2032	50,000	49,555
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	250,000	235,534
6.80%, 5/12/2028	500,000	508,972
7.35%, 3/6/2030	200,000	207,754
7.20%, 6/10/2030	200,000	206,878
General Motors Financial Co., Inc.
1.20%, 10/15/2024	150,000	143,951
3.50%, 11/7/2024	283,000	276,557
4.00%, 1/15/2025	35,000	34,248
2.90%, 2/26/2025	150,000	144,508
5.25%, 3/1/2026	150,000	148,282
2.40%, 10/15/2028	1,448,000	1,241,252
2.35%, 1/8/2031	46,000	36,602
2.70%, 6/10/2031	19,000	15,307
3.10%, 1/12/2032	145,000	118,159
John Deere Capital Corp.
4.95%, 6/6/2025	593,000	592,294
0.70%, 1/15/2026	209,000	191,616
4.75%, 1/20/2028	1,000,000	995,782
1.45%, 1/15/2031	88,000	69,488
2.00%, 6/17/2031	202,000	164,070
PACCAR Financial Corp. 3.55%, 8/11/2025	881,000	859,470
Synchrony Financial 2.88%, 10/28/2031	220,000	163,008
Toyota Motor Credit Corp.
0.50%, 6/18/2024	200,000	194,493
0.63%, 9/13/2024	50,000	48,142
3.00%, 4/1/2025	150,000	145,764
0.80%, 10/16/2025	580,000	536,777
3.05%, 3/22/2027	150,000	141,401
3.05%, 1/11/2028	500,000	466,895
4.55%, 5/17/2030	30,000	29,161
1.65%, 1/10/2031	616,000	490,666
1.90%, 9/12/2031	99,000	78,960
		17,887,214

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.
3.00%, 5/18/2027	200,000	189,216
1.38%, 6/20/2027	132,000	117,461
1.75%, 4/20/2032	224,000	178,702
Dollar General Corp.
4.15%, 11/1/2025	10,000	9,750
3.88%, 4/15/2027	52,000	49,659
4.13%, 5/1/2028	200,000	190,897
5.00%, 11/1/2032	50,000	47,605
Dollar Tree, Inc. 2.65%, 12/1/2031	167,000	136,085
Kroger Co. (The)
5.40%, 7/15/2040	294,000	271,132
3.95%, 1/15/2050	24,000	18,153
Sysco Corp.
2.40%, 2/15/2030	19,000	16,122
2.45%, 12/14/2031	10,000	8,110
3.15%, 12/14/2051	351,000	229,377
Target Corp. 2.95%, 1/15/2052	2,452,000	1,603,243
Walgreens Boots Alliance, Inc.
4.65%, 6/1/2046	10,000	7,170
4.10%, 4/15/2050	200,000	129,924
Walmart, Inc.
1.05%, 9/17/2026	3,055,000	2,777,441
3.70%, 6/26/2028 (c)	859,000	832,814
4.10%, 4/15/2033	173,000	164,670
2.95%, 9/24/2049	72,000	49,947
4.50%, 9/9/2052	122,000	111,132
		7,138,610
Containers & Packaging — 0.1%
Avery Dennison Corp.
4.88%, 12/6/2028	201,000	198,876
5.75%, 3/15/2033	50,000	50,634
Berry Global, Inc. 1.57%, 1/15/2026	1,151,000	1,056,132
International Paper Co.
4.80%, 6/15/2044	200,000	171,596
5.15%, 5/15/2046	195,000	173,792
Packaging Corp. of America 3.00%, 12/15/2029	220,000	193,317
WestRock MWV LLC 7.95%, 2/15/2031	166,000	187,572
		2,031,919
Distributors — 0.0% ^
Genuine Parts Co. 1.88%, 11/1/2030	30,000	23,234
Diversified Consumer Services — 0.1%
George Washington University (The) Series 2018, 4.13%, 9/15/2048	104,000	84,960
Georgetown University (The) Series B, 4.32%, 4/1/2049	10,000	8,326
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	76,000	61,487
Trustees of Boston College 3.13%, 7/1/2052	53,000	35,930
Trustees of Princeton University (The) Series 2020, 2.52%, 7/1/2050	494,000	313,707

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — continued
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	1,060,000	693,551
University of Miami Series 2022, 4.06%, 4/1/2052	921,000	732,100
Washington University (The) Series 2022, 3.52%, 4/15/2054	128,000	94,389
		2,024,450
Diversified REITs — 0.2%
Digital Realty Trust LP 3.70%, 8/15/2027	20,000	18,857
GLP Capital LP 5.75%, 6/1/2028	30,000	29,601
Rayonier LP 2.75%, 5/17/2031	171,000	137,250
Simon Property Group LP
3.38%, 10/1/2024 (c)	500,000	489,521
3.38%, 12/1/2027	338,000	314,632
2.20%, 2/1/2031	650,000	520,080
2.25%, 1/15/2032	254,000	198,931
VICI Properties LP
4.75%, 2/15/2028	1,396,000	1,323,820
5.13%, 5/15/2032	823,000	757,463
Vornado Realty LP
2.15%, 6/1/2026	381,000	330,096
3.40%, 6/1/2031	75,000	54,105
WP Carey, Inc. 3.85%, 7/15/2029	200,000	180,898
		4,355,254
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
3.88%, 1/15/2026	30,000	29,086
1.70%, 3/25/2026	129,000	119,271
2.30%, 6/1/2027	30,000	27,316
1.65%, 2/1/2028	30,000	26,136
4.30%, 2/15/2030	200,000	189,202
2.75%, 6/1/2031	50,000	42,054
2.55%, 12/1/2033	200,000	155,643
4.50%, 5/15/2035	947,000	856,092
5.35%, 9/1/2040	720,000	674,615
4.65%, 6/1/2044	311,000	258,538
4.50%, 3/9/2048	10,000	8,134
4.55%, 3/9/2049	375,000	304,057
3.65%, 6/1/2051	490,000	341,188
3.80%, 12/1/2057	10,000	6,834
3.85%, 6/1/2060 (c)	1,943,000	1,329,442
Bell Canada (The) (Canada)
Series US-5, 2.15%, 2/15/2032	546,000	433,493
5.10%, 5/11/2033	10,000	9,776
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	171,382
Orange SA (France) 5.38%, 1/13/2042	189,000	178,717
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	1,243,000	1,195,204
7.05%, 6/20/2036	29,000	31,476
4.67%, 3/6/2038	1,264,000	1,097,005

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,264,000	1,079,827
Verizon Communications, Inc.
1.45%, 3/20/2026	1,610,000	1,479,864
4.13%, 3/16/2027	14,000	13,586
4.33%, 9/21/2028	231,000	223,067
1.75%, 1/20/2031	2,486,000	1,959,528
2.55%, 3/21/2031	176,000	146,054
2.36%, 3/15/2032	150,000	119,610
4.86%, 8/21/2046	150,000	133,622
2.88%, 11/20/2050	451,000	284,992
3.55%, 3/22/2051	238,000	170,344
2.99%, 10/30/2056	238,000	146,022
3.00%, 11/20/2060	2,757,000	1,674,705
		14,915,882
Electric Utilities — 1.5%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	314,000	254,167
Alabama Power Co.
3.05%, 3/15/2032	975,000	831,887
3.75%, 3/1/2045	424,000	320,864
Series B, 3.70%, 12/1/2047	87,000	64,089
3.45%, 10/1/2049	350,000	243,945
American Electric Power Co., Inc. 5.63%, 3/1/2033	62,000	62,127
Appalachian Power Co. Series BB, 4.50%, 8/1/2032	350,000	321,729
Arizona Public Service Co.
6.35%, 12/15/2032	30,000	31,400
4.35%, 11/15/2045	30,000	23,497
Avangrid, Inc. 3.80%, 6/1/2029	30,000	27,377
CenterPoint Energy Houston Electric LLC
Series ai., 4.45%, 10/1/2032	50,000	47,165
Series AD, 2.90%, 7/1/2050	10,000	6,403
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	100,000	98,230
Commonwealth Edison Co.
2.55%, 6/15/2026	18,000	16,967
3.65%, 6/15/2046	100,000	73,712
Series 130, 3.13%, 3/15/2051	174,000	114,363
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	304,000	288,341
Dayton Power & Light Co. (The) 3.95%, 6/15/2049	96,000	69,542
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	1,000,000	889,979
DTE Electric Co.
Series A, 1.90%, 4/1/2028	227,000	199,497
4.30%, 7/1/2044	35,000	29,086
3.70%, 6/1/2046	200,000	149,060
3.75%, 8/15/2047	1,137,000	850,325
3.95%, 3/1/2049	240,000	186,578
Series B, 3.25%, 4/1/2051	114,000	76,866
Duke Energy Carolinas LLC
2.45%, 2/1/2030	90,000	76,859

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
6.45%, 10/15/2032	30,000	31,749
3.75%, 6/1/2045	269,000	200,564
3.70%, 12/1/2047	1,076,000	787,602
3.95%, 3/15/2048	158,000	120,586
Duke Energy Corp.
0.90%, 9/15/2025	90,000	83,005
3.75%, 9/1/2046	80,000	57,984
Duke Energy Florida LLC
3.20%, 1/15/2027	31,000	29,408
6.40%, 6/15/2038	1,885,000	2,004,720
3.85%, 11/15/2042	20,000	15,520
Duke Energy Ohio, Inc.
2.13%, 6/1/2030	200,000	165,042
5.25%, 4/1/2033	30,000	29,777
Duke Energy Progress LLC
5.25%, 3/15/2033	50,000	49,744
4.10%, 5/15/2042	275,000	223,133
Edison International
5.75%, 6/15/2027	500,000	503,430
5.25%, 11/15/2028	500,000	492,740
Enel Americas SA (Chile) 4.00%, 10/25/2026	101,000	96,532
Entergy Arkansas LLC
2.65%, 6/15/2051	125,000	71,907
3.35%, 6/15/2052	141,000	93,968
Entergy Corp. 2.80%, 6/15/2030	20,000	17,019
Entergy Louisiana LLC 0.95%, 10/1/2024	99,000	95,445
Entergy Mississippi LLC
3.85%, 6/1/2049	249,000	183,715
3.50%, 6/1/2051	446,000	305,180
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	300,000	247,709
Evergy, Inc. 2.45%, 9/15/2024	192,000	186,758
Eversource Energy
Series L, 2.90%, 10/1/2024	155,000	151,148
4.60%, 7/1/2027	100,000	97,520
Exelon Corp.
3.40%, 4/15/2026	500,000	479,393
3.35%, 3/15/2032	200,000	171,732
4.70%, 4/15/2050	846,000	714,207
Florida Power & Light Co.
4.80%, 5/15/2033	30,000	29,126
3.70%, 12/1/2047	1,376,000	1,039,826
Georgia Power Co. 4.95%, 5/17/2033	30,000	29,052
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	58,500
Iberdrola International BV (Spain) 5.81%, 3/15/2025	721,000	723,190
Interstate Power and Light Co.
5.70%, 10/15/2033	15,000	15,105
3.50%, 9/30/2049	152,000	104,552
ITC Holdings Corp. 3.35%, 11/15/2027	10,000	9,307

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
MidAmerican Energy Co.
5.35%, 1/15/2034	200,000	202,610
2.70%, 8/1/2052	200,000	120,016
Nevada Power Co. Series EE, 3.13%, 8/1/2050	1,115,000	707,446
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025	1,338,000	1,343,121
1.88%, 1/15/2027	784,000	706,922
3.55%, 5/1/2027	100,000	94,754
4.90%, 2/28/2028	150,000	148,050
2.75%, 11/1/2029	287,000	250,161
5.00%, 2/28/2030	30,000	29,400
2.44%, 1/15/2032	330,000	264,960
5.00%, 7/15/2032	50,000	48,313
5.05%, 2/28/2033	150,000	145,087
Northern States Power Co. 4.50%, 6/1/2052	500,000	422,517
NSTAR Electric Co.
3.25%, 5/15/2029	172,000	156,925
3.95%, 4/1/2030	15,000	13,938
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	30,000	30,033
4.15%, 4/1/2047	2,052,000	1,587,347
Oncor Electric Delivery Co. LLC
4.55%, 9/15/2032	50,000	47,254
7.25%, 1/15/2033	208,000	233,611
Pacific Gas and Electric Co.
3.30%, 12/1/2027	123,000	111,837
3.00%, 6/15/2028	116,000	102,512
5.90%, 6/15/2032	50,000	48,841
3.30%, 8/1/2040	60,000	41,022
4.45%, 4/15/2042	95,000	71,587
3.75%, 8/15/2042 (b)	677,000	465,616
4.95%, 7/1/2050	155,000	123,500
3.50%, 8/1/2050	870,000	548,107
PacifiCorp
3.30%, 3/15/2051	184,000	112,673
5.35%, 12/1/2053	100,000	84,669
PECO Energy Co. 3.05%, 3/15/2051	30,000	19,450
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	210,469
Potomac Electric Power Co. 4.15%, 3/15/2043	615,000	505,974
Public Service Co. of Colorado 2.70%, 1/15/2051	408,000	238,033
Public Service Co. of New Hampshire 5.35%, 10/1/2033	200,000	201,152
Public Service Electric and Gas Co.
3.00%, 5/15/2027	10,000	9,379
1.90%, 8/15/2031	646,000	511,166
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	206,747
Southern California Edison Co. Series 20C, 1.20%, 2/1/2026	50,000	45,822
Southern Co. (The)
Series A, 3.70%, 4/30/2030	397,000	363,058

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.70%, 10/15/2032	30,000	30,456
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (d)	592,000	554,753
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045	802,000	581,137
3.25%, 11/1/2051	321,000	201,190
Tampa Electric Co. 4.35%, 5/15/2044	170,000	133,822
Virginia Electric & Power Co. 4.00%, 1/15/2043	15,000	11,844
Virginia Electric and Power Co.
Series B, 2.95%, 11/15/2026	10,000	9,408
Series A, 3.80%, 4/1/2028	258,000	244,871
Series B, 3.80%, 9/15/2047	1,042,000	763,692
2.45%, 12/15/2050	87,000	48,975
Wisconsin Electric Power Co. 4.30%, 10/15/2048	179,000	145,576
Wisconsin Public Service Corp. 3.30%, 9/1/2049	10,000	6,743
Xcel Energy, Inc.
3.40%, 6/1/2030	30,000	26,617
4.60%, 6/1/2032	30,000	28,052
		28,431,165
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	321,000	299,584
Emerson Electric Co. 2.00%, 12/21/2028	45,000	39,470
Hubbell, Inc. 2.30%, 3/15/2031	30,000	24,264
Legrand France SA (France) 8.50%, 2/15/2025	300,000	312,261
Regal Rexnord Corp. 6.05%, 2/15/2026 (g)	23,000	22,948
		698,527
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc. 5.41%, 7/1/2032	30,000	29,266
Amphenol Corp.
2.05%, 3/1/2025	280,000	268,632
2.80%, 2/15/2030	165,000	144,483
2.20%, 9/15/2031	50,000	40,433
Arrow Electronics, Inc. 2.95%, 2/15/2032	116,000	94,587
Avnet, Inc. 5.50%, 6/1/2032	16,000	15,160
CDW LLC
4.13%, 5/1/2025	115,000	112,180
4.25%, 4/1/2028	10,000	9,421
3.28%, 12/1/2028	100,000	88,673
Keysight Technologies, Inc. 3.00%, 10/30/2029	30,000	26,051
TD SYNNEX Corp. 2.65%, 8/9/2031	162,000	125,263
Teledyne Technologies, Inc. 2.75%, 4/1/2031	299,000	249,388
Trimble, Inc. 6.10%, 3/15/2033	1,112,000	1,128,116
Vontier Corp.
1.80%, 4/1/2026	149,000	135,195
2.40%, 4/1/2028	10,000	8,538
		2,475,386

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — 0.1%
Halliburton Co.
3.80%, 11/15/2025	30,000	29,274
4.85%, 11/15/2035	438,000	415,638
Helmerich & Payne, Inc. 2.90%, 9/29/2031	200,000	162,520
NOV, Inc. 3.60%, 12/1/2029	220,000	197,057
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	200,000	204,038
		1,008,527
Entertainment — 0.2%
Electronic Arts, Inc.
4.80%, 3/1/2026 (c)	397,000	394,899
1.85%, 2/15/2031	185,000	148,086
Netflix, Inc.
4.38%, 11/15/2026	30,000	29,557
4.88%, 4/15/2028	30,000	29,733
5.88%, 11/15/2028	30,000	30,981
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	216,000	205,718
TWDC Enterprises 18 Corp.
2.95%, 6/15/2027	10,000	9,466
3.00%, 7/30/2046	2,193,000	1,498,976
Walt Disney Co. (The)
1.75%, 1/13/2026	30,000	28,149
3.80%, 3/22/2030	200,000	188,068
2.65%, 1/13/2031	210,000	180,547
2.75%, 9/1/2049	352,000	226,189
3.60%, 1/13/2051	1,114,000	842,199
Warnermedia Holdings, Inc.
3.64%, 3/15/2025	30,000	29,195
3.76%, 3/15/2027	10,000	9,435
		3,851,198
Financial Services — 0.5%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	588,000	568,072
4.50%, 2/11/2043	35,000	32,786
Corebridge Financial, Inc.
3.50%, 4/4/2025	50,000	48,447
3.65%, 4/5/2027	100,000	94,109
Equitable Holdings, Inc.
7.00%, 4/1/2028	100,000	105,197
4.35%, 4/20/2028	513,000	487,436
Fidelity National Information Services, Inc.
2.25%, 3/1/2031	30,000	24,338
3.10%, 3/1/2041	30,000	20,973
Fiserv, Inc.
3.85%, 6/1/2025	350,000	341,537
2.65%, 6/1/2030	30,000	25,470
5.60%, 3/2/2033	50,000	50,204

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Global Payments, Inc.
2.15%, 1/15/2027	10,000	9,030
2.90%, 5/15/2030	504,000	429,676
2.90%, 11/15/2031	12,000	9,856
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,547
4.85%, 3/9/2033	50,000	49,804
National Rural Utilities Cooperative Finance Corp.
Series D, 1.00%, 10/18/2024	723,000	693,558
4.80%, 3/15/2028	20,000	19,808
PayPal Holdings, Inc.
2.40%, 10/1/2024	257,000	250,115
1.65%, 6/1/2025	202,000	191,344
2.85%, 10/1/2029	30,000	26,642
5.25%, 6/1/2062	108,000	100,760
Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	543,000	470,994
Radian Group, Inc. 6.63%, 3/15/2025	71,000	70,854
Shell International Finance BV (Netherlands)
2.88%, 5/10/2026	180,000	171,824
2.50%, 9/12/2026	160,000	150,654
3.88%, 11/13/2028	30,000	28,822
2.38%, 11/7/2029	177,000	154,745
6.38%, 12/15/2038	782,000	862,373
3.00%, 11/26/2051	1,998,000	1,328,490
Synchrony Bank 5.63%, 8/23/2027	350,000	331,512
Visa, Inc.
0.75%, 8/15/2027	1,381,000	1,206,910
2.75%, 9/15/2027	30,000	28,041
2.00%, 8/15/2050	1,972,000	1,143,387
Voya Financial, Inc.
3.65%, 6/15/2026	170,000	162,380
5.70%, 7/15/2043	77,000	70,211
(3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (d)	100,000	80,719
Western Union Co. (The) 2.85%, 1/10/2025	150,000	144,814
		9,995,439
Food Products — 0.4%
Archer-Daniels-Midland Co. 4.54%, 3/26/2042	205,000	180,594
Bunge Ltd. Finance Corp.
3.75%, 9/25/2027	13,000	12,367
2.75%, 5/14/2031	50,000	42,256
Campbell Soup Co. 4.80%, 3/15/2048	81,000	68,465
Conagra Brands, Inc.
1.38%, 11/1/2027	431,000	370,432
5.30%, 11/1/2038	302,000	274,977
Flowers Foods, Inc. 2.40%, 3/15/2031	94,000	75,605
Hormel Foods Corp. 1.70%, 6/3/2028	243,000	213,745
J M Smucker Co. (The) 3.38%, 12/15/2027	1,683,000	1,572,962

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
JBS USA LUX SA
5.13%, 2/1/2028	150,000	145,610
5.50%, 1/15/2030	980,000	927,003
3.75%, 12/1/2031	150,000	124,133
Kellanova
4.30%, 5/15/2028	375,000	361,942
5.25%, 3/1/2033	50,000	48,658
Kraft Heinz Foods Co. 6.50%, 2/9/2040	488,000	517,058
McCormick & Co., Inc.
0.90%, 2/15/2026	11,000	10,011
4.95%, 4/15/2033	30,000	28,759
Mondelez International, Inc.
1.50%, 2/4/2031	210,000	164,945
3.00%, 3/17/2032	30,000	25,587
Pilgrim's Pride Corp.
3.50%, 3/1/2032	200,000	161,940
6.88%, 5/15/2034	120,000	122,732
Tyson Foods, Inc.
3.55%, 6/2/2027	194,000	182,713
5.15%, 8/15/2044	211,000	181,414
Unilever Capital Corp. (United Kingdom) 2.90%, 5/5/2027	1,764,000	1,655,206
		7,469,114
Gas Utilities — 0.1%
Atmos Energy Corp. 1.50%, 1/15/2031	477,000	372,348
CenterPoint Energy Resources Corp.
5.40%, 3/1/2033	30,000	29,766
5.85%, 1/15/2041	65,000	64,664
National Fuel Gas Co. 5.20%, 7/15/2025	488,000	483,048
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	458,000	364,943
Washington Gas Light Co. 3.65%, 9/15/2049	29,000	19,905
		1,334,674
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.40%, 9/1/2024	240,000	236,181
3.55%, 2/15/2050	10,000	7,424
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	255,000	243,035
Canadian Pacific Railway Co. (Canada) 3.00%, 12/2/2041	315,000	275,078
CSX Corp.
4.10%, 11/15/2032	30,000	27,917
4.75%, 5/30/2042	586,000	525,584
4.30%, 3/1/2048	24,000	19,775
3.35%, 9/15/2049	37,000	25,709
2.50%, 5/15/2051	1,000,000	586,383
Norfolk Southern Corp.
4.45%, 3/1/2033	50,000	47,131
4.45%, 6/15/2045	27,000	22,563
3.40%, 11/1/2049	228,000	158,389

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
2.90%, 8/25/2051	622,000	386,055
3.70%, 3/15/2053	514,000	370,299
Ryder System, Inc. 1.75%, 9/1/2026	220,000	199,425
Union Pacific Corp.
3.70%, 3/1/2029	10,000	9,503
3.38%, 2/1/2035	1,900,000	1,592,855
3.38%, 2/14/2042	1,237,000	944,225
2.95%, 3/10/2052	605,000	394,649
4.10%, 9/15/2067	702,000	531,226
		6,603,406
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 6.15%, 11/30/2037	375,000	412,494
Baxter International, Inc.
2.27%, 12/1/2028	680,000	587,919
1.73%, 4/1/2031	304,000	233,837
2.54%, 2/1/2032	547,000	438,435
3.13%, 12/1/2051 (c)	1,668,000	1,050,050
Becton Dickinson & Co.
2.82%, 5/20/2030	30,000	25,938
1.96%, 2/11/2031	490,000	393,443
4.30%, 8/22/2032	50,000	46,449
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,409,000	1,208,062
DH Europe Finance II SARL 3.25%, 11/15/2039	16,000	12,376
Koninklijke Philips NV (Netherlands) 6.88%, 3/11/2038	79,000	83,368
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	80,000	65,120
5.75%, 11/30/2039	82,000	79,425
		4,636,916
Health Care Providers & Services — 1.1%
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	54,000	37,015
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	118,000	75,934
Cardinal Health, Inc.
3.75%, 9/15/2025	150,000	145,432
4.50%, 11/15/2044	119,000	95,696
Cencora, Inc. 2.70%, 3/15/2031	233,000	195,464
Centene Corp.
4.63%, 12/15/2029	10,000	9,288
3.38%, 2/15/2030	698,000	603,140
Cigna Group (The)
3.25%, 4/15/2025	10,000	9,701
3.40%, 3/1/2027	10,000	9,496
5.40%, 3/15/2033	50,000	49,924
3.40%, 3/15/2051	720,000	493,960
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	61,000	41,626
CVS Health Corp.
3.88%, 7/20/2025	1,335,000	1,302,069
5.00%, 2/20/2026	150,000	149,218

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.00%, 8/15/2026	180,000	169,811
3.63%, 4/1/2027	50,000	47,555
4.30%, 3/25/2028	1,000,000	967,831
3.25%, 8/15/2029	30,000	27,001
1.75%, 8/21/2030	238,000	190,104
2.13%, 9/15/2031	214,000	169,759
4.78%, 3/25/2038	30,000	26,966
6.13%, 9/15/2039	500,000	506,061
4.13%, 4/1/2040	690,000	558,665
2.70%, 8/21/2040	500,000	334,185
5.05%, 3/25/2048	993,000	871,309
Dignity Health 4.50%, 11/1/2042	30,000	24,149
Elevance Health, Inc.
1.50%, 3/15/2026	181,000	166,529
2.25%, 5/15/2030	190,000	159,260
5.50%, 10/15/2032	1,036,000	1,046,071
4.75%, 2/15/2033	150,000	144,439
4.63%, 5/15/2042	10,000	8,750
4.38%, 12/1/2047	100,000	83,454
3.70%, 9/15/2049	761,000	559,098
HCA, Inc. 3.13%, 3/15/2027	2,590,000	2,401,345
Humana, Inc.
3.85%, 10/1/2024	27,000	26,568
2.15%, 2/3/2032	37,000	29,038
5.88%, 3/1/2033	50,000	51,231
4.80%, 3/15/2047	190,000	163,771
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	173,203
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	227,000	148,587
McKesson Corp. 5.10%, 7/15/2033	478,000	470,802
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	51,000	41,444
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	147,000	136,627
MyMichigan Health Series 2020, 3.41%, 6/1/2050	273,000	181,898
Northwell Healthcare, Inc. 4.26%, 11/1/2047	91,000	71,111
Quest Diagnostics, Inc. 2.95%, 6/30/2030	30,000	25,799
Toledo Hospital (The) 5.75%, 11/15/2038	424,000	407,598
Trinity Health Corp. 4.13%, 12/1/2045	1,236,000	995,666
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	511,000	460,316
UnitedHealth Group, Inc.
2.38%, 8/15/2024 (c)	150,000	146,743
3.45%, 1/15/2027	30,000	28,754
3.38%, 4/15/2027	20,000	19,066
4.25%, 1/15/2029	30,000	29,237
2.00%, 5/15/2030	90,000	75,257
4.50%, 4/15/2033	18,000	17,264
5.80%, 3/15/2036	147,000	154,357
2.90%, 5/15/2050	520,000	338,458
3.25%, 5/15/2051	1,923,000	1,347,147
4.75%, 5/15/2052	500,000	449,986

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.13%, 5/15/2060	1,845,000	1,194,424
UPMC Series D-1, 3.60%, 4/3/2025	2,000,000	1,945,320
		20,809,977
Health Care REITs — 0.1%
Healthpeak OP LLC
3.25%, 7/15/2026	150,000	142,282
2.88%, 1/15/2031	319,000	263,509
6.75%, 2/1/2041	82,000	84,630
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025	250,000	244,453
Physicians Realty LP 4.30%, 3/15/2027	202,000	193,322
Ventas Realty LP
4.00%, 3/1/2028	317,000	295,808
5.70%, 9/30/2043	156,000	139,565
Welltower OP LLC
4.00%, 6/1/2025	250,000	243,711
2.75%, 1/15/2031	50,000	41,536
4.95%, 9/1/2048	160,000	139,127
		1,787,943
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
3.55%, 3/15/2028	307,000	291,798
4.63%, 4/13/2030	650,000	634,511
Darden Restaurants, Inc. 3.85%, 5/1/2027	22,000	21,010
Expedia Group, Inc.
5.00%, 2/15/2026	517,000	514,044
3.25%, 2/15/2030	601,000	530,786
2.95%, 3/15/2031	30,000	25,360
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	30,000	25,496
McDonald's Corp.
1.45%, 9/1/2025	15,000	14,059
4.60%, 9/9/2032	30,000	29,334
4.70%, 12/9/2035	101,000	95,526
4.60%, 5/26/2045	312,000	274,428
Starbucks Corp.
2.00%, 3/12/2027 (c)	274,000	249,873
3.00%, 2/14/2032	793,000	685,404
4.80%, 2/15/2033	50,000	49,209
		3,440,838
Household Durables — 0.1%
DR Horton, Inc. 2.50%, 10/15/2024	200,000	194,293
Leggett & Platt, Inc. 4.40%, 3/15/2029	179,000	167,637
Lennar Corp. 4.75%, 11/29/2027	150,000	146,899
NVR, Inc. 3.00%, 5/15/2030	115,000	99,170
PulteGroup, Inc.
7.88%, 6/15/2032	85,000	95,980
6.00%, 2/15/2035	130,000	129,693

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Toll Brothers Finance Corp. 4.88%, 11/15/2025	25,000	24,627
Whirlpool Corp.
4.70%, 5/14/2032	100,000	92,836
5.50%, 3/1/2033	30,000	28,970
4.50%, 6/1/2046	40,000	31,435
		1,011,540
Household Products — 0.2%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	250,000	259,183
Clorox Co. (The) 4.40%, 5/1/2029	219,000	211,526
Colgate-Palmolive Co.
3.25%, 8/15/2032	129,000	115,186
4.60%, 3/1/2033	80,000	79,505
Kimberly-Clark Corp.
3.10%, 3/26/2030	240,000	216,023
6.63%, 8/1/2037	1,000,000	1,134,427
5.30%, 3/1/2041	181,000	177,489
Procter & Gamble Co. (The)
4.10%, 1/26/2026	150,000	148,177
3.00%, 3/25/2030	30,000	27,438
4.05%, 1/26/2033	533,000	514,686
		2,883,640
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 1.38%, 1/15/2026	93,000	84,837
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	200,866
6.25%, 10/1/2039	10,000	10,056
5.75%, 10/1/2041	90,000	84,243
5.60%, 6/15/2042	106,000	99,180
Oglethorpe Power Corp. 3.75%, 8/1/2050	63,000	43,973
		523,155
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/2027 (c)	150,000	138,791
3.63%, 10/15/2047	116,000	83,460
3.25%, 8/26/2049 (c)	495,000	333,983
GE Capital Funding LLC 4.55%, 5/15/2032 (c)	278,000	261,305
Honeywell International, Inc.
2.70%, 8/15/2029	176,000	157,453
5.00%, 2/15/2033	426,000	427,626
4.50%, 1/15/2034	544,000	522,119
Pentair Finance SARL 4.50%, 7/1/2029	30,000	28,151
		1,952,888
Industrial REITs — 0.0% ^
Prologis LP
4.88%, 6/15/2028	50,000	49,533
3.88%, 9/15/2028	130,000	122,800

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — continued
1.75%, 7/1/2030	150,000	119,970
1.75%, 2/1/2031	542,000	428,215
5.13%, 1/15/2034	50,000	49,156
Rexford Industrial Realty LP 2.13%, 12/1/2030	26,000	20,310
		789,984
Insurance — 0.6%
Allstate Corp. (The)
3.28%, 12/15/2026	637,000	603,898
4.50%, 6/15/2043	42,000	34,920
American International Group, Inc.
3.88%, 1/15/2035	430,000	369,499
4.75%, 4/1/2048	149,000	129,307
Aon Corp.
2.60%, 12/2/2031	50,000	40,844
3.90%, 2/28/2052	175,000	131,324
Aon Global Ltd. 3.88%, 12/15/2025	62,000	60,270
Arch Capital Finance LLC 4.01%, 12/15/2026	40,000	38,349
Arch Capital Group Ltd. 3.64%, 6/30/2050	167,000	118,127
Arthur J Gallagher & Co. 2.40%, 11/9/2031	130,000	103,578
Athene Holding Ltd. 3.50%, 1/15/2031	36,000	30,530
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	400,000	346,222
2.50%, 1/15/2051	173,000	105,553
Brighthouse Financial, Inc.
3.70%, 6/22/2027	25,000	23,120
4.70%, 6/22/2047	99,000	71,923
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	238,882
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	62,000	60,265
3.35%, 5/3/2026	10,000	9,643
3.05%, 12/15/2061	252,000	163,558
CNA Financial Corp.
3.90%, 5/1/2029	10,000	9,294
5.50%, 6/15/2033	126,000	124,341
Fidelity National Financial, Inc. 3.40%, 6/15/2030	25,000	21,617
Hanover Insurance Group, Inc. (The) 4.50%, 4/15/2026	432,000	419,876
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	668,000	588,474
Lincoln National Corp.
3.80%, 3/1/2028	149,000	138,889
3.05%, 1/15/2030 (c)	1,413,000	1,183,220
3.40%, 1/15/2031 (c)	674,000	562,625
Loews Corp. 3.75%, 4/1/2026	414,000	400,334
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	98,000	89,576
Markel Group, Inc.
3.35%, 9/17/2029	73,000	65,414
4.30%, 11/1/2047	157,000	120,202

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Marsh & McLennan Cos., Inc.
3.75%, 3/14/2026	72,000	69,977
2.25%, 11/15/2030	1,794,000	1,493,308
MetLife, Inc.
6.38%, 6/15/2034	750,000	807,080
5.70%, 6/15/2035	831,000	850,022
4.13%, 8/13/2042	60,000	49,298
4.88%, 11/13/2043	186,000	168,736
4.05%, 3/1/2045	222,000	179,539
Nationwide Financial Services, Inc. 6.75%, 5/15/2037	270,000	248,923
Old Republic International Corp. 4.88%, 10/1/2024	29,000	28,700
Principal Financial Group, Inc. 5.38%, 3/15/2033	50,000	49,227
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	42,229
Prudential Financial, Inc.
(3-MONTH SOFR + 3.03%), 5.38%, 5/15/2045 (d)	677,000	654,384
(3-MONTH SOFR + 2.67%), 5.70%, 9/15/2048 (d)	77,000	71,615
3.94%, 12/7/2049	731,000	554,044
3.70%, 3/13/2051	93,000	68,295
Selective Insurance Group, Inc. 5.38%, 3/1/2049	34,000	30,502
Travelers Cos., Inc. (The) 3.05%, 6/8/2051	23,000	15,370
		11,784,923
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.45%, 8/15/2025	1,576,000	1,465,036
1.10%, 8/15/2030	200,000	160,836
2.05%, 8/15/2050	742,000	433,584
Baidu, Inc. (China) 1.72%, 4/9/2026	946,000	868,409
Meta Platforms, Inc.
4.80%, 5/15/2030	200,000	200,370
4.45%, 8/15/2052	307,000	261,418
		3,389,653
IT Services — 0.2%
Amdocs Ltd. 2.54%, 6/15/2030	203,000	168,288
Genpact Luxembourg SARL 1.75%, 4/10/2026	380,000	347,897
International Business Machines Corp.
4.50%, 2/6/2026	450,000	444,242
3.45%, 2/19/2026	150,000	144,697
5.88%, 11/29/2032	1,233,000	1,307,889
4.75%, 2/6/2033	150,000	146,000
4.00%, 6/20/2042	97,000	80,166
Kyndryl Holdings, Inc. 3.15%, 10/15/2031	200,000	158,818
VeriSign, Inc. 2.70%, 6/15/2031	164,000	134,573
		2,932,570
Leisure Products — 0.1%
Brunswick Corp.
4.40%, 9/15/2032	500,000	430,725

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Leisure Products — continued
5.10%, 4/1/2052	500,000	363,397
Hasbro, Inc.
3.90%, 11/19/2029	227,000	204,222
5.10%, 5/15/2044	30,000	24,849
		1,023,193
Life Sciences Tools & Services — 0.1%
Revvity, Inc. 2.55%, 3/15/2031	15,000	12,166
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	2,866,000	2,492,605
5.20%, 1/31/2034	200,000	201,434
		2,706,205
Machinery — 0.2%
CNH Industrial Capital LLC 5.45%, 10/14/2025	150,000	149,639
Cummins, Inc. 2.60%, 9/1/2050 (c)	1,155,000	705,956
Dover Corp. 3.15%, 11/15/2025	576,000	552,865
Flowserve Corp. 2.80%, 1/15/2032	50,000	39,329
IDEX Corp. 3.00%, 5/1/2030	30,000	25,904
Illinois Tool Works, Inc. 4.88%, 9/15/2041	128,000	121,296
Otis Worldwide Corp. 2.29%, 4/5/2027 (c)	10,000	9,167
Parker-Hannifin Corp. 4.25%, 9/15/2027	150,000	146,085
Snap-on, Inc. 3.10%, 5/1/2050	256,000	176,318
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	1,335,000	1,279,929
Xylem, Inc. 4.38%, 11/1/2046	66,000	51,715
		3,258,203
Media — 0.6%
Charter Communications Operating LLC
4.20%, 3/15/2028	50,000	47,054
2.25%, 1/15/2029	704,000	593,232
6.65%, 2/1/2034	200,000	204,670
3.50%, 3/1/2042	71,000	46,808
3.90%, 6/1/2052	200,000	127,724
6.83%, 10/23/2055	401,000	381,767
3.85%, 4/1/2061	200,000	119,424
4.40%, 12/1/2061	200,000	131,526
3.95%, 6/30/2062	1,298,000	781,081
Comcast Corp.
3.38%, 8/15/2025	340,000	330,123
3.15%, 3/1/2026	489,000	470,526
3.30%, 2/1/2027	206,000	196,166
3.30%, 4/1/2027	30,000	28,497
4.80%, 5/15/2033	200,000	194,878
4.40%, 8/15/2035	38,000	34,894
3.20%, 7/15/2036	445,000	356,518
3.90%, 3/1/2038	10,000	8,500
3.25%, 11/1/2039	2,735,000	2,079,018
4.00%, 11/1/2049	491,000	384,394

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
2.89%, 11/1/2051	250,000	157,679
Discovery Communications LLC 4.90%, 3/11/2026	150,000	148,212
Fox Corp. 4.71%, 1/25/2029	1,112,000	1,083,845
Interpublic Group of Cos., Inc. (The) 2.40%, 3/1/2031	40,000	32,429
Omnicom Group, Inc.
2.45%, 4/30/2030	30,000	25,144
2.60%, 8/1/2031	435,000	359,414
Paramount Global
3.70%, 6/1/2028	76,000	68,096
4.20%, 5/19/2032 (c)	2,162,000	1,828,885
5.50%, 5/15/2033	200,000	181,848
4.38%, 3/15/2043	274,000	186,544
Time Warner Cable LLC
6.55%, 5/1/2037	44,000	41,501
5.50%, 9/1/2041	92,000	76,239
4.50%, 9/15/2042	252,000	186,253
		10,892,889
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	150,000	154,966
4.25%, 7/16/2029	20,000	18,823
BHP Billiton Finance USA Ltd. (Australia) 4.75%, 2/28/2028	150,000	148,499
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	763,000	715,029
5.45%, 3/15/2043	798,000	715,867
Newmont Corp.
2.25%, 10/1/2030	252,000	208,905
4.88%, 3/15/2042	2,000,000	1,821,135
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	50,000	49,779
4.75%, 3/22/2042	274,000	249,234
Southern Copper Corp. (Mexico)
7.50%, 7/27/2035	100,000	110,741
6.75%, 4/16/2040	229,000	240,660
5.88%, 4/23/2045	53,000	50,368
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	100,000	88,396
6.88%, 11/21/2036	10,000	10,377
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	1,899,000	1,535,516
		6,118,295
Multi-Utilities — 0.5%
Ameren Corp. 1.75%, 3/15/2028	3,133,000	2,698,858
Avista Corp. 4.00%, 4/1/2052	172,000	126,071
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	443,000	275,260
Black Hills Corp.
3.95%, 1/15/2026	100,000	96,716
5.95%, 3/15/2028	996,000	1,008,448

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
CenterPoint Energy, Inc. 2.95%, 3/1/2030	30,000	25,758
CMS Energy Corp. 4.88%, 3/1/2044	18,000	15,955
Consolidated Edison Co. of New York, Inc.
Series 12-A, 4.20%, 3/15/2042	23,000	18,686
3.70%, 11/15/2059	1,861,000	1,268,312
Consumers Energy Co.
4.63%, 5/15/2033	200,000	191,349
3.95%, 5/15/2043	271,000	216,653
3.10%, 8/15/2050	10,000	6,745
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	150,000	139,672
Series C, 3.38%, 4/1/2030	30,000	26,698
Series A, 4.35%, 8/15/2032	150,000	137,112
Series C, 4.05%, 9/15/2042	40,000	30,449
4.70%, 12/1/2044	249,000	205,520
DTE Energy Co. 2.95%, 3/1/2030	538,000	459,279
NiSource, Inc.
3.49%, 5/15/2027	10,000	9,452
2.95%, 9/1/2029	30,000	26,564
5.40%, 6/30/2033	30,000	29,740
5.25%, 2/15/2043	283,000	256,166
4.38%, 5/15/2047	95,000	76,131
NorthWestern Corp. 4.18%, 11/15/2044	54,000	41,902
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	414,450	359,556
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	84,000	66,148
6.13%, 10/15/2033	200,000	206,868
Puget Sound Energy, Inc.
5.80%, 3/15/2040	80,000	78,516
3.25%, 9/15/2049	232,000	151,137
2.89%, 9/15/2051	200,000	121,870
San Diego Gas & Electric Co. Series XXX, 3.00%, 3/15/2032	50,000	42,512
Sempra
5.50%, 8/1/2033	30,000	29,768
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	9,000	7,351
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	850,000	828,709
4.40%, 5/30/2047	100,000	78,652
		9,358,583
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2028	50,000	46,962
2.00%, 5/18/2032	229,000	172,887
Boston Properties LP
3.65%, 2/1/2026	150,000	141,880
2.75%, 10/1/2026	65,000	58,900
3.25%, 1/30/2031	660,000	535,077

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Office REITs — continued
2.55%, 4/1/2032	708,000	527,724
2.45%, 10/1/2033	532,000	373,136
Highwoods Realty LP 4.13%, 3/15/2028	58,000	52,041
Hudson Pacific Properties LP
3.95%, 11/1/2027	253,000	198,975
4.65%, 4/1/2029	15,000	11,291
Kilroy Realty LP 2.65%, 11/15/2033	1,623,000	1,126,884
		3,245,757
Oil, Gas & Consumable Fuels — 1.6%
Apache Corp. 4.75%, 4/15/2043	89,000	67,012
Boardwalk Pipelines LP 4.80%, 5/3/2029	183,000	175,119
BP Capital Markets America, Inc.
3.80%, 9/21/2025	30,000	29,423
1.75%, 8/10/2030	50,000	40,997
2.72%, 1/12/2032	230,000	194,133
3.06%, 6/17/2041	25,000	18,282
3.00%, 2/24/2050	923,000	611,299
2.94%, 6/4/2051	198,000	128,118
3.00%, 3/17/2052	85,000	55,474
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	30,000	28,462
Canadian Natural Resources Ltd. (Canada)
2.05%, 7/15/2025	2,136,000	2,016,711
3.85%, 6/1/2027	30,000	28,545
2.95%, 7/15/2030	17,000	14,499
Cenovus Energy, Inc. (Canada) 5.40%, 6/15/2047	109,000	97,382
Cheniere Energy, Inc. 4.63%, 10/15/2028	391,000	372,239
Chevron Corp.
1.55%, 5/11/2025	74,000	70,423
2.00%, 5/11/2027	10,000	9,155
Chevron USA, Inc. 0.69%, 8/12/2025	1,205,000	1,122,040
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	275,000	279,585
Continental Resources, Inc. 4.38%, 1/15/2028	229,000	216,794
Devon Energy Corp.
4.50%, 1/15/2030	1,048,000	976,128
7.95%, 4/15/2032	30,000	33,805
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	32,757
6.25%, 3/15/2053	10,000	10,061
Enbridge, Inc. (Canada)
2.50%, 2/14/2025	50,000	48,150
2.50%, 8/1/2033	1,389,000	1,084,687
3.40%, 8/1/2051	10,000	6,751
Energy Transfer LP
4.75%, 1/15/2026	30,000	29,496
5.50%, 6/1/2027	150,000	149,862
4.95%, 6/15/2028	30,000	29,304
5.25%, 4/15/2029	1,000,000	983,118

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.75%, 2/15/2033	30,000	29,845
5.35%, 5/15/2045	851,000	742,838
6.25%, 4/15/2049	321,000	316,587
5.00%, 5/15/2050	299,000	251,640
Enterprise Products Operating LLC
4.45%, 2/15/2043	1,238,000	1,072,417
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (d)	67,000	58,148
EOG Resources, Inc.
3.15%, 4/1/2025	859,000	834,907
4.15%, 1/15/2026	1,268,000	1,242,864
EQT Corp. 7.00%, 2/1/2030 (b)	200,000	209,800
Equinor ASA (Norway)
2.88%, 4/6/2025	644,000	625,255
3.95%, 5/15/2043	169,000	139,531
Exxon Mobil Corp.
2.99%, 3/19/2025	227,000	220,977
3.29%, 3/19/2027	30,000	28,764
3.48%, 3/19/2030	1,000,000	925,949
4.11%, 3/1/2046	657,000	554,562
3.45%, 4/15/2051	130,000	96,266
Hess Corp.
7.88%, 10/1/2029	49,000	55,211
7.30%, 8/15/2031	287,000	324,120
Kinder Morgan Energy Partners LP
6.50%, 2/1/2037	105,000	105,804
6.38%, 3/1/2041	202,000	198,555
Kinder Morgan, Inc.
2.00%, 2/15/2031	326,000	259,212
4.80%, 2/1/2033	2,001,000	1,862,058
5.55%, 6/1/2045	217,000	196,182
5.20%, 3/1/2048	842,000	726,125
Marathon Oil Corp.
4.40%, 7/15/2027	195,000	186,841
6.80%, 3/15/2032	98,000	102,681
Marathon Petroleum Corp.
5.13%, 12/15/2026	83,000	82,884
6.50%, 3/1/2041	170,000	174,586
MPLX LP
5.20%, 3/1/2047	490,000	425,947
4.70%, 4/15/2048	165,000	133,868
4.90%, 4/15/2058	352,000	278,152
Occidental Petroleum Corp.
5.50%, 12/1/2025	30,000	29,928
5.55%, 3/15/2026	30,000	29,959
8.88%, 7/15/2030	200,000	228,438
ONEOK, Inc.
4.55%, 7/15/2028	560,000	538,326
3.10%, 3/15/2030	27,000	23,432

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.45%, 9/1/2049	100,000	77,676
Ovintiv, Inc.
5.65%, 5/15/2028	497,000	495,767
6.25%, 7/15/2033	28,000	27,955
6.50%, 8/15/2034	200,000	203,508
Phillips 66 2.15%, 12/15/2030	250,000	203,628
Phillips 66 Co. 3.75%, 3/1/2028	1,141,000	1,075,258
Pioneer Natural Resources Co. 1.13%, 1/15/2026	814,000	747,762
Plains All American Pipeline LP
3.55%, 12/15/2029	30,000	26,791
6.65%, 1/15/2037	36,000	37,134
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	150,000	151,443
4.20%, 3/15/2028	150,000	143,352
Targa Resources Partners LP
6.50%, 7/15/2027	450,000	454,863
4.00%, 1/15/2032	50,000	43,498
TC PipeLines LP 4.38%, 3/13/2025	400,000	392,816
Tosco Corp. 8.13%, 2/15/2030	343,000	391,838
TransCanada PipeLines Ltd. (Canada)
2.50%, 10/12/2031	225,000	181,051
4.75%, 5/15/2038	726,000	632,372
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	272,000	223,739
Valero Energy Corp.
3.40%, 9/15/2026	648,000	615,185
2.80%, 12/1/2031	220,000	180,097
3.65%, 12/1/2051	504,000	345,264
Western Midstream Operating LP
4.75%, 8/15/2028	30,000	28,827
5.30%, 3/1/2048	624,000	514,542
Williams Cos., Inc. (The)
3.75%, 6/15/2027	1,037,000	983,114
5.65%, 3/15/2033	75,000	75,294
4.90%, 1/15/2045	143,000	121,647
3.50%, 10/15/2051	173,000	117,072
		30,763,963
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	360,122
Suzano International Finance BV (Brazil) 5.50%, 1/17/2027	200,000	197,674
		557,796
Passenger Airlines — 0.0% ^
Southwest Airlines Co.
5.13%, 6/15/2027	150,000	148,401
2.63%, 2/10/2030	30,000	25,371
		173,772

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028	300,000	292,708
2.38%, 12/1/2029	30,000	25,875
Kenvue, Inc.
5.35%, 3/22/2026	300,000	302,364
5.05%, 3/22/2028	180,000	181,200
5.00%, 3/22/2030	330,000	331,398
4.90%, 3/22/2033	330,000	327,275
		1,460,820
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	3,548,000	3,122,731
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	22,000	21,320
1.38%, 8/6/2030	69,000	55,535
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	168,000	146,428
3.40%, 7/26/2029	30,000	27,859
1.45%, 11/13/2030	35,000	27,802
3.25%, 8/1/2042	10,000	7,313
4.63%, 5/15/2044	27,000	23,942
4.25%, 10/26/2049	820,000	678,565
3.90%, 3/15/2062	300,000	221,136
Eli Lilly & Co.
3.10%, 5/15/2027	115,000	108,976
4.70%, 2/27/2033	150,000	148,831
2.25%, 5/15/2050	2,409,000	1,451,036
2.50%, 9/15/2060	246,000	141,328
Johnson & Johnson
0.55%, 9/1/2025	2,426,000	2,255,088
3.40%, 1/15/2038	267,000	224,689
Merck & Co., Inc.
1.70%, 6/10/2027	613,000	552,583
3.40%, 3/7/2029	785,000	735,614
3.60%, 9/15/2042	10,000	7,994
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	30,000	29,172
Pfizer, Inc.
3.00%, 12/15/2026	10,000	9,496
3.60%, 9/15/2028 (c)	835,000	799,615
3.45%, 3/15/2029	220,000	207,388
1.75%, 8/18/2031	325,000	259,578
4.00%, 12/15/2036	318,000	286,442
Pharmacia LLC 6.60%, 12/1/2028 (b)	350,000	374,008
Royalty Pharma plc
1.75%, 9/2/2027	854,000	747,759
3.30%, 9/2/2040	80,000	56,061
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	894,000	740,130

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.03%, 7/9/2040	500,000	360,662
Viatris, Inc.
2.30%, 6/22/2027	450,000	397,691
3.85%, 6/22/2040	1,740,000	1,207,389
4.00%, 6/22/2050	743,000	482,071
Wyeth LLC 5.95%, 4/1/2037	557,000	587,600
Zoetis, Inc. 2.00%, 5/15/2030	30,000	24,843
		16,528,675
Professional Services — 0.1%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	15,000	12,063
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	30,000	26,013
Concentrix Corp. 6.60%, 8/2/2028	115,000	114,922
Equifax, Inc. 2.35%, 9/15/2031	393,000	312,937
Thomson Reuters Corp. (Canada) 3.35%, 5/15/2026	606,000	577,973
Verisk Analytics, Inc. 5.75%, 4/1/2033	30,000	30,521
		1,074,429
Real Estate Management & Development — 0.0% ^
CBRE Services, Inc. 2.50%, 4/1/2031	22,000	17,603
Residential REITs — 0.1%
American Homes 4 Rent LP 4.90%, 2/15/2029	224,000	215,325
AvalonBay Communities, Inc.
1.90%, 12/1/2028	443,000	381,655
2.30%, 3/1/2030	494,000	415,131
2.45%, 1/15/2031	22,000	18,201
Camden Property Trust 4.10%, 10/15/2028	245,000	232,699
ERP Operating LP 4.15%, 12/1/2028	427,000	406,649
Essex Portfolio LP 4.50%, 3/15/2048	109,000	87,234
Spirit Realty LP
3.20%, 1/15/2027	266,000	247,710
4.00%, 7/15/2029	50,000	45,980
Sun Communities Operating LP
2.70%, 7/15/2031	90,000	71,333
4.20%, 4/15/2032	130,000	113,751
UDR, Inc. 3.00%, 8/15/2031	222,000	187,343
		2,423,011
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP 4.05%, 7/1/2030	500,000	449,183
Kimco Realty OP LLC 4.60%, 2/1/2033	288,000	263,859
		713,042
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.
2.10%, 10/1/2031	150,000	122,224
2.80%, 10/1/2041	95,000	66,729
2.95%, 10/1/2051	189,000	124,777
Applied Materials, Inc. 2.75%, 6/1/2050	243,000	161,108

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.
4.11%, 9/15/2028	46,000	43,987
4.30%, 11/15/2032	47,000	43,176
3.14%, 11/15/2035 (g)	200,000	155,754
3.19%, 11/15/2036 (g)	10,000	7,639
4.93%, 5/15/2037 (g)	1,004,000	919,877
3.50%, 2/15/2041 (g)	350,000	261,281
Intel Corp.
3.15%, 5/11/2027	30,000	28,379
2.45%, 11/15/2029	30,000	26,395
4.15%, 8/5/2032	150,000	142,151
2.80%, 8/12/2041	1,570,000	1,110,092
4.25%, 12/15/2042	2,000,000	1,706,709
3.73%, 12/8/2047	20,000	15,359
5.70%, 2/10/2053	255,000	259,381
KLA Corp.
4.65%, 11/1/2024	59,000	58,535
3.30%, 3/1/2050	190,000	135,601
Lam Research Corp.
3.75%, 3/15/2026	30,000	29,170
2.88%, 6/15/2050	20,000	13,083
Marvell Technology, Inc. 2.45%, 4/15/2028	150,000	132,337
Micron Technology, Inc.
4.98%, 2/6/2026	507,000	501,841
6.75%, 11/1/2029	200,000	209,636
2.70%, 4/15/2032	200,000	160,290
NVIDIA Corp. 2.85%, 4/1/2030	200,000	179,456
NXP BV (China)
4.30%, 6/18/2029	30,000	28,255
2.65%, 2/15/2032	125,000	100,694
3.25%, 5/11/2041	1,261,000	900,104
QUALCOMM, Inc.
5.40%, 5/20/2033	30,000	31,230
4.50%, 5/20/2052	10,000	8,663
Skyworks Solutions, Inc. 1.80%, 6/1/2026	13,000	11,935
Texas Instruments, Inc.
2.90%, 11/3/2027 (c)	1,758,000	1,643,564
2.70%, 9/15/2051	30,000	18,892
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	1,030,000	936,320
		10,294,624
Software — 0.6%
Adobe, Inc. 2.15%, 2/1/2027	30,000	27,752
Microsoft Corp.
3.40%, 9/15/2026 (g)	30,000	28,972
3.50%, 2/12/2035 (c)	146,000	133,395
4.20%, 11/3/2035	182,000	175,344
3.45%, 8/8/2036	53,000	46,669

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
2.53%, 6/1/2050	495,000	318,260
2.50%, 9/15/2050 (g)	1,590,000	1,009,029
4.00%, 2/12/2055	1,111,000	940,598
Oracle Corp.
2.50%, 4/1/2025	700,000	672,402
2.95%, 5/15/2025	951,000	917,397
2.80%, 4/1/2027	30,000	27,839
3.25%, 11/15/2027	688,000	641,601
3.60%, 4/1/2040	179,000	135,958
3.65%, 3/25/2041	30,000	22,697
4.00%, 7/15/2046	200,000	151,790
3.60%, 4/1/2050	1,222,000	854,399
3.95%, 3/25/2051	2,119,000	1,566,547
5.55%, 2/6/2053	10,000	9,419
4.10%, 3/25/2061	198,000	142,235
Roper Technologies, Inc.
1.00%, 9/15/2025	200,000	185,040
1.40%, 9/15/2027	30,000	26,289
2.95%, 9/15/2029	30,000	26,687
1.75%, 2/15/2031	79,000	62,353
Salesforce, Inc.
1.50%, 7/15/2028	15,000	13,065
1.95%, 7/15/2031	2,837,000	2,325,284
VMware, Inc.
3.90%, 8/21/2027	190,000	181,105
1.80%, 8/15/2028	100,000	85,669
2.20%, 8/15/2031	156,000	123,343
Workday, Inc. 3.70%, 4/1/2029	250,000	232,499
		11,083,637
Specialized REITs — 0.2%
American Tower Corp.
4.40%, 2/15/2026	10,000	9,765
3.38%, 10/15/2026	30,000	28,316
2.75%, 1/15/2027	130,000	119,709
3.65%, 3/15/2027	30,000	28,304
3.55%, 7/15/2027	18,000	16,918
5.50%, 3/15/2028	30,000	29,994
5.25%, 7/15/2028	30,000	29,764
Crown Castle, Inc.
3.65%, 9/1/2027	150,000	140,159
3.80%, 2/15/2028	20,000	18,625
4.80%, 9/1/2028	30,000	29,010
4.30%, 2/15/2029	56,000	52,506
3.10%, 11/15/2029	920,000	799,355
2.25%, 1/15/2031	185,000	147,834
2.10%, 4/1/2031	350,000	275,106
2.90%, 4/1/2041	430,000	290,052

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
3.25%, 1/15/2051	606,000	389,407
Equinix, Inc.
2.50%, 5/15/2031	566,000	460,518
3.90%, 4/15/2032	125,000	110,854
3.00%, 7/15/2050	42,000	26,128
Extra Space Storage LP 2.20%, 10/15/2030	139,000	110,721
Public Storage Operating Co. 1.50%, 11/9/2026	200,000	181,560
		3,294,605
Specialty Retail — 0.3%
AutoNation, Inc.
1.95%, 8/1/2028	225,000	186,519
4.75%, 6/1/2030	30,000	27,851
AutoZone, Inc.
4.00%, 4/15/2030	475,000	439,598
5.20%, 8/1/2033	30,000	29,001
Best Buy Co., Inc. 1.95%, 10/1/2030	30,000	24,056
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	314,000	209,597
Home Depot, Inc. (The)
2.13%, 9/15/2026	500,000	465,389
2.80%, 9/14/2027	1,000,000	932,793
1.88%, 9/15/2031	50,000	40,265
5.88%, 12/16/2036	29,000	30,960
3.50%, 9/15/2056	1,023,000	734,291
Lowe's Cos., Inc.
2.50%, 4/15/2026	500,000	470,698
1.70%, 10/15/2030	200,000	159,592
5.00%, 4/15/2033	200,000	195,686
5.15%, 7/1/2033	30,000	29,472
4.38%, 9/15/2045	557,000	454,581
4.05%, 5/3/2047	191,000	147,445
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	428,000	401,822
Ross Stores, Inc. 0.88%, 4/15/2026	150,000	134,967
TJX Cos., Inc. (The)
1.15%, 5/15/2028 (c)	859,000	732,136
3.88%, 4/15/2030	238,000	222,647
Tractor Supply Co. 5.25%, 5/15/2033	10,000	9,788
		6,079,154
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
0.70%, 2/8/2026	2,087,000	1,913,761
3.00%, 11/13/2027	30,000	28,342
1.20%, 2/8/2028	30,000	26,161
2.20%, 9/11/2029	30,000	26,402
2.38%, 2/8/2041	1,479,000	1,039,752
3.45%, 2/9/2045	1,980,000	1,571,356
4.38%, 5/13/2045	2,104,000	1,908,353
2.95%, 9/11/2049	10,000	6,989

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
2.65%, 5/11/2050	76,000	49,359
2.65%, 2/8/2051	222,000	143,288
2.55%, 8/20/2060	163,000	101,561
2.85%, 8/5/2061	10,000	6,378
Dell International LLC
5.85%, 7/15/2025	200,000	201,034
4.90%, 10/1/2026	250,000	246,736
5.25%, 2/1/2028	150,000	150,399
3.38%, 12/15/2041	458,000	325,745
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (b)	99,000	98,017
1.75%, 4/1/2026	27,000	24,849
HP, Inc.
3.00%, 6/17/2027	23,000	21,348
2.65%, 6/17/2031	303,000	248,103
5.50%, 1/15/2033	150,000	148,995
NetApp, Inc. 2.70%, 6/22/2030	30,000	25,354
		8,312,282
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.38%, 11/1/2026	10,000	9,376
3.38%, 11/1/2046	22,000	16,460
PVH Corp. 4.63%, 7/10/2025	351,000	342,242
Ralph Lauren Corp. 3.75%, 9/15/2025	543,000	527,813
Tapestry, Inc. 4.13%, 7/15/2027	188,000	173,521
VF Corp. 2.95%, 4/23/2030	205,000	165,867
		1,235,279
Tobacco — 0.2%
Altria Group, Inc.
3.40%, 2/4/2041	405,000	280,195
5.38%, 1/31/2044	658,000	636,412
3.88%, 9/16/2046	50,000	35,171
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	150,000	131,415
3.46%, 9/6/2029	250,000	222,737
2.73%, 3/25/2031	76,000	61,777
6.42%, 8/2/2033	181,000	184,321
4.39%, 8/15/2037	1,562,000	1,260,620
3.73%, 9/25/2040	471,000	332,835
4.76%, 9/6/2049	116,000	86,648
Philip Morris International, Inc.
3.25%, 11/10/2024	126,000	123,315
3.38%, 8/15/2029	40,000	36,274
4.88%, 11/15/2043	449,000	395,917
4.25%, 11/10/2044	239,000	193,167
Reynolds American, Inc. (United Kingdom) 5.70%, 8/15/2035	30,000	28,165
		4,008,969

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 4.25%, 9/15/2024	306,000	301,557
WW Grainger, Inc. 1.85%, 2/15/2025	21,000	20,157
		321,714
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	870,000	799,846
6.59%, 10/15/2037	73,000	80,816
Essential Utilities, Inc. 4.28%, 5/1/2049	75,000	57,771
		938,433
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	934,000	858,257
Rogers Communications, Inc. (Canada)
2.95%, 3/15/2025	315,000	303,861
2.90%, 11/15/2026	392,000	365,469
3.20%, 3/15/2027	82,000	76,407
3.80%, 3/15/2032	93,000	80,968
5.00%, 3/15/2044	339,000	291,267
T-Mobile USA, Inc.
2.63%, 4/15/2026	11,000	10,342
2.55%, 2/15/2031	200,000	165,773
2.88%, 2/15/2031	215,000	182,204
2.25%, 11/15/2031	2,007,000	1,597,829
4.38%, 4/15/2040	1,503,000	1,284,505
3.00%, 2/15/2041	3,580,000	2,521,455
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028	1,776,000	1,741,156
		9,479,493
Total Corporate Bonds (Cost $490,276,266)		476,842,384
Commercial Mortgage-Backed Securities — 1.8%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	19,369	18,641
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	55,429
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	51,196
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	121,610
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	18,506
Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (f)	180,000	165,111
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	85,561
Series 2018-BN13, Class C, 4.68%, 8/15/2061 (f)	500,000	371,030
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	223,625
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	410,385
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	400,791
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	18,704
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	37,640
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (f)	50,000	45,881
Series 2018-B2, Class B, 4.43%, 2/15/2051 (f)	20,000	16,926

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	102,753
Series 2018-B6, Class A2, 4.20%, 10/10/2051	32,832	32,436
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	36,822
Series 2019-B11, Class A2, 3.41%, 5/15/2052	204,155	200,749
Series 2020-B16, Class AM, 2.94%, 2/15/2053 (f)	180,000	147,207
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	481,454
Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	382,490
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	61,913
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	16,013	15,356
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (f)	30,000	26,476
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	397,839	362,983
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	27,713
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	11,249	10,880
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class B, 4.17%, 7/10/2047 (f)	30,000	29,070
Series 2015-GC29, Class C, 4.28%, 4/10/2048 (f)	40,000	37,560
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	45,466	44,042
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	848,721
Commercial Mortgage Trust
Series 2013-CR13, Class B, 5.16%, 11/10/2046 (f)	364,000	362,265
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (f)	40,000	37,788
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	36,746	36,140
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	104,600	102,377
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	241,526
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (f)	30,000	28,343
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	28,733
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	290,378
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	28,729
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	25,810
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	193,626
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	18,480
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	18,355
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K725, Class AM, 3.10%, 2/25/2024 (f)	50,000	49,663
Series K728, Class A2, 3.06%, 8/25/2024 (f)	42,493	41,732
Series K040, Class A2, 3.24%, 9/25/2024	70,000	68,783
Series K731, Class A2, 3.60%, 2/25/2025 (f)	43,346	42,470
Series K051, Class A2, 3.31%, 9/25/2025	40,000	38,733
Series K735, Class A2, 2.86%, 5/25/2026	49,046	46,702
Series K057, Class A2, 2.57%, 7/25/2026	63,000	59,430
Series K063, Class A1, 3.05%, 8/25/2026	24,883	24,079
Series K059, Class A2, 3.12%, 9/25/2026 (f)	2,000,000	1,905,587
Series K062, Class A2, 3.41%, 12/25/2026	1,000,000	957,870
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	950,560
Series K072, Class A2, 3.44%, 12/25/2027	400,000	379,374
Series K092, Class A1, 3.13%, 10/25/2028	892,648	851,538

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K084, Class A2, 3.78%, 10/25/2028 (f)	500,000	475,758
Series K087, Class A2, 3.77%, 12/25/2028	2,000,000	1,903,488
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	937,504
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,766,458
Series K096, Class A2, 2.52%, 7/25/2029	295,000	261,124
Series K099, Class A2, 2.60%, 9/25/2029	400,000	354,131
Series K100, Class A2, 2.67%, 9/25/2029	400,000	355,216
Series K102, Class A2, 2.54%, 10/25/2029	400,000	352,256
Series K113, Class A2, 1.34%, 6/25/2030	700,000	562,409
Series K158, Class A1, 3.90%, 7/25/2030	1,113,985	1,074,059
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,012,452
Series K159, Class A2, 3.95%, 11/25/2030 (f)	400,000	375,368
Series K123, Class A2, 1.62%, 12/25/2030	500,000	402,254
Series K125, Class A2, 1.85%, 1/25/2031	300,000	244,386
Series K127, Class A2, 2.11%, 1/25/2031	600,000	497,630
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	65,909
Series K145, Class A2, 2.58%, 5/25/2032	500,000	417,684
Series K155, Class A3, 3.75%, 4/25/2033	545,000	494,056
Series K157, Class A2, 3.99%, 5/25/2033 (f)	250,000	235,382
Series K156, Class A3, 3.70%, 6/25/2033 (f)	91,000	82,101
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	125,012
Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	262,170
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	321,755
Series K-1518, Class A2, 1.86%, 10/25/2035	1,100,000	779,065
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	2,676	2,677
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	1,999	1,989
Series 2017-M10, Class AV2, 2.66%, 7/25/2024 (f)	25,599	25,184
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (f)	146,824	137,196
Series 2017-M2, Class A2, 2.92%, 2/25/2027 (f)	270,872	255,460
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (f)	274,577	259,268
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (f)	130,245	122,917
Series 2017-M14, Class A2, 2.96%, 11/25/2027 (f)	998,746	929,557
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (f)	40,000	37,754
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (f)	428,962	407,350
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (f)	74,057	70,271
Series 2019-M22, Class A2, 2.52%, 8/25/2029	580,337	514,007
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (f)	700,000	558,926
GS Mortgage Securities Trust
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	2,935	2,910
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (f)	170,000	159,741
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	36,600	35,809
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	23,948
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (f)	200,000	186,094
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	224,007
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.09%, 7/15/2045 (f)	18,559	16,928
Series 2015-C29, Class B, 4.12%, 5/15/2048 (f)	40,000	37,041
Series 2015-C31, Class A3, 3.80%, 8/15/2048	552,527	525,872

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	561,501
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (f)	20,000	15,208
Series 2017-C5, Class B, 4.01%, 3/15/2050 (f)	20,000	14,697
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	38,043
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	15,431	15,058
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	38,191
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	412,569
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	278,573
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	500,387
Series 2017-H1, Class C, 4.28%, 6/15/2050 (f)	25,000	20,265
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	45,804
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	86,239
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	644,410
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	30,354	29,114
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (f)	70,000	62,368
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (f)	50,000	45,203
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A4, 3.19%, 2/15/2048	28,047	27,138
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	19,170
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	115,206
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	460,299
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,928	33,175
Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	434,906
Series 2019-C52, Class A5, 2.89%, 8/15/2052	500,000	429,860
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	107,988
Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	202,138
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class A4, 3.49%, 9/15/2057	31,287	30,739
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	24,266
Total Commercial Mortgage-Backed Securities (Cost $37,729,781)		34,303,780
Foreign Government Securities — 1.6%
Export Development Canada 3.00%, 5/25/2027	105,000	99,957
Export-Import Bank of Korea
1.13%, 12/29/2026	200,000	177,437
1.25%, 9/21/2030	215,000	167,946
Hungary Government Bond 7.63%, 3/29/2041	298,000	329,853
Italian Republic Government Bond
1.25%, 2/17/2026	349,000	319,042
2.88%, 10/17/2029	452,000	395,138
5.38%, 6/15/2033	387,000	375,830
3.88%, 5/6/2051	80,000	53,465
Japan Bank for International Cooperation
1.75%, 10/17/2024	55,000	53,267
2.13%, 2/10/2025	5,000	4,818

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
2.50%, 5/28/2025	220,000	211,378
2.75%, 1/21/2026	1,001,000	955,893
2.38%, 4/20/2026	250,000	235,575
2.25%, 11/4/2026	1,380,000	1,281,324
2.88%, 6/1/2027	202,000	189,504
2.88%, 7/21/2027	218,000	204,322
2.75%, 11/16/2027	60,000	55,721
3.50%, 10/31/2028	450,000	425,557
1.25%, 1/21/2031	208,000	163,320
1.88%, 4/15/2031	65,000	53,076
Japan International Cooperation Agency
2.13%, 10/20/2026	656,000	606,338
2.75%, 4/27/2027	65,000	60,704
3.38%, 6/12/2028	876,000	825,013
1.00%, 7/22/2030	710,000	554,383
Oriental Republic of Uruguay
4.38%, 10/27/2027	537,000	536,947
4.38%, 1/23/2031	202,000	195,940
5.75%, 10/28/2034	76,000	79,590
4.13%, 11/20/2045	105,000	89,884
Province of Alberta
1.00%, 5/20/2025	948,000	892,984
3.30%, 3/15/2028	651,000	617,336
Province of British Columbia
1.75%, 9/27/2024	1,056,000	1,024,828
2.25%, 6/2/2026	354,000	333,599
0.90%, 7/20/2026	357,000	323,815
Province of Ontario
2.50%, 4/27/2026	311,000	295,257
2.30%, 6/15/2026 (c)	490,000	461,897
2.00%, 10/2/2029	230,000	200,105
1.13%, 10/7/2030	200,000	158,610
2.13%, 1/21/2032	212,000	175,256
Province of Quebec
2.88%, 10/16/2024 (c)	141,000	138,072
1.50%, 2/11/2025	718,000	687,404
0.60%, 7/23/2025	1,598,000	1,488,340
2.50%, 4/20/2026	132,000	125,358
1.35%, 5/28/2030	225,000	183,837
Republic of Chile
3.13%, 1/21/2026	190,000	182,255
2.45%, 1/31/2031	1,543,000	1,304,147
2.55%, 1/27/2032	70,000	58,187
2.55%, 7/27/2033	541,000	431,836
3.10%, 5/7/2041 (c)	784,000	561,866
4.34%, 3/7/2042	370,000	312,525
Republic of Indonesia
4.15%, 9/20/2027	247,000	239,031
3.85%, 10/15/2030	249,000	231,441

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
4.35%, 1/11/2048	785,000	670,437
3.05%, 3/12/2051	349,000	241,393
5.65%, 1/11/2053	55,000	55,577
Republic of Panama
8.88%, 9/30/2027	506,000	543,460
2.25%, 9/29/2032	1,500,000	1,052,086
6.70%, 1/26/2036	78,000	74,297
6.85%, 3/28/2054 (c)	615,000	545,429
Republic of Peru
2.39%, 1/23/2026	305,000	286,527
4.13%, 8/25/2027	70,000	67,320
8.75%, 11/21/2033	10,000	12,179
3.23%, 7/28/2121	335,000	193,497
Republic of Philippines
5.17%, 10/13/2027	90,000	90,314
9.50%, 2/2/2030	304,000	373,560
5.00%, 7/17/2033	80,000	79,038
2.95%, 5/5/2045	574,000	394,994
3.20%, 7/6/2046	551,000	388,444
4.20%, 3/29/2047	70,000	57,675
Republic of Poland
5.50%, 11/16/2027	50,000	51,217
5.75%, 11/16/2032	18,000	18,678
5.50%, 4/4/2053	309,000	298,183
State of Israel Government Bond 2.75%, 7/3/2030	305,000	258,861
Svensk Exportkredit AB 0.63%, 10/7/2024	100,000	96,053
United Mexican States
11.50%, 5/15/2026	519,000	602,310
4.50%, 4/22/2029	457,000	438,918
3.25%, 4/16/2030	505,000	444,047
2.66%, 5/24/2031	500,000	408,632
4.75%, 4/27/2032	750,000	697,624
3.50%, 2/12/2034	250,000	203,789
6.75%, 9/27/2034	335,000	349,502
6.35%, 2/9/2035	500,000	505,046
4.28%, 8/14/2041	365,000	285,459
5.00%, 4/27/2051 (c)	300,000	244,684
4.40%, 2/12/2052	670,000	495,437
6.34%, 5/4/2053	60,000	57,361
3.77%, 5/24/2061	2,160,000	1,370,454
Total Foreign Government Securities (Cost $32,553,559)		31,081,690
U.S. Government Agency Securities — 1.3%
FFCB Funding Corp.
0.39%, 6/17/2024	662,000	643,428
0.57%, 7/2/2024	45,000	43,723
0.69%, 7/22/2025	225,000	209,592
0.57%, 8/12/2025	150,000	138,804
0.61%, 8/25/2025	50,000	46,376

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
0.53%, 9/29/2025	50,000	46,162
0.60%, 11/24/2025	283,000	259,814
0.75%, 12/16/2026	100,000	88,904
0.69%, 2/2/2027	245,000	216,377
1.30%, 3/30/2027	820,000	732,756
0.79%, 6/21/2027	110,000	96,199
0.84%, 2/2/2028	50,000	42,842
1.12%, 9/1/2028	35,000	29,811
1.10%, 8/10/2029	39,000	31,997
1.23%, 9/10/2029	35,000	28,604
1.68%, 4/29/2030	55,000	45,560
1.23%, 7/29/2030	194,000	154,636
1.15%, 8/12/2030	93,000	73,651
1.24%, 9/3/2030	129,000	102,548
1.32%, 9/9/2030	373,000	298,026
1.24%, 12/23/2030	120,000	94,278
1.38%, 1/14/2031	135,000	106,161
1.30%, 2/3/2031	125,000	98,023
2.23%, 3/12/2035	12,000	8,872
1.69%, 8/20/2035	11,000	7,623
FHLB
2.75%, 6/28/2024	75,000	73,896
1.50%, 8/15/2024	2,235,000	2,176,097
2.88%, 9/13/2024	310,000	304,281
2.75%, 12/13/2024	325,000	317,058
2.38%, 3/14/2025	325,000	313,812
0.50%, 4/14/2025	1,495,000	1,407,470
0.38%, 9/4/2025	35,000	32,398
0.58%, 2/11/2026	65,000	59,254
0.92%, 2/26/2027	150,000	133,026
3.25%, 6/9/2028	1,000,000	951,084
3.25%, 11/16/2028	770,000	733,227
2.13%, 9/14/2029	125,000	109,556
5.50%, 7/15/2036	215,000	230,507
FHLMC
0.38%, 9/23/2025	592,000	546,866
0.60%, 9/30/2025	59,000	54,634
0.63%, 10/27/2025	300,000	276,740
0.70%, 12/23/2025	56,000	51,398
0.80%, 10/27/2026	151,000	135,035
0.90%, 10/13/2027	65,000	56,556
3.87%, 12/14/2029 (h)	2,086,000	1,579,145
6.75%, 3/15/2031	458,000	518,513
6.25%, 7/15/2032	726,000	813,629
4.65%, 11/15/2038 (h)	641,000	301,877
4.44%, 11/15/2038 (h)	718,000	334,916
FNMA
1.75%, 7/2/2024	75,000	73,459
2.63%, 9/6/2024	1,088,000	1,066,138

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
0.65%, 8/14/2025	290,000	269,728
0.38%, 8/25/2025	47,000	43,563
0.50%, 11/7/2025	653,000	602,049
2.13%, 4/24/2026	25,000	23,600
1.88%, 9/24/2026	1,796,000	1,671,816
0.75%, 10/8/2027	690,000	600,726
6.25%, 5/15/2029	310,000	336,822
7.13%, 1/15/2030	31,000	35,192
7.25%, 5/15/2030	14,000	16,102
0.88%, 8/5/2030	1,062,000	837,999
6.63%, 11/15/2030	55,000	61,634
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	746,000	788,759
Tennessee Valley Authority
7.13%, 5/1/2030	166,000	187,394
4.70%, 7/15/2033	1,907,000	1,901,163
6.15%, 1/15/2038	35,000	38,538
5.25%, 9/15/2039	312,000	314,536
4.25%, 9/15/2065	272,000	225,487
Total U.S. Government Agency Securities (Cost $25,222,203)		24,250,447
Supranational — 1.2%
African Development Bank (Supranational)
3.38%, 7/7/2025	354,000	345,570
0.88%, 7/22/2026	381,000	345,779
4.38%, 11/3/2027	98,000	97,582
Asian Development Bank (Supranational)
0.38%, 9/3/2025	1,753,000	1,622,561
0.50%, 2/4/2026	867,000	792,731
1.00%, 4/14/2026	898,000	825,234
1.25%, 6/9/2028	1,870,000	1,627,385
Asian Infrastructure Investment Bank (The) (Supranational) 0.50%, 5/28/2025	50,000	46,778
Corp. Andina de Fomento (Supranational)
1.63%, 9/23/2025 (c)	832,000	776,535
2.25%, 2/8/2027	155,000	140,886
European Bank for Reconstruction & Development (Supranational) 0.50%, 5/19/2025	143,000	133,997
European Investment Bank (Supranational)
1.63%, 3/14/2025	575,000	551,038
0.38%, 12/15/2025 (c)	2,297,000	2,104,839
0.38%, 3/26/2026	2,598,000	2,358,522
2.13%, 4/13/2026	375,000	354,011
0.75%, 10/26/2026	321,000	288,531
1.63%, 10/9/2029	130,000	111,603
0.88%, 5/17/2030	397,000	318,191
3.63%, 7/15/2030	35,000	33,331
1.63%, 5/13/2031	167,000	137,954
3.75%, 2/14/2033	448,000	424,077

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
Inter-American Development Bank (Supranational)
0.88%, 4/3/2025	10,000	9,461
7.00%, 6/15/2025	91,000	93,413
0.88%, 4/20/2026	86,000	78,781
2.00%, 6/2/2026	82,000	76,878
4.00%, 1/12/2028	584,000	573,872
1.13%, 7/20/2028	79,000	68,120
3.50%, 9/14/2029	15,000	14,304
4.50%, 9/13/2033	200,000	199,299
3.20%, 8/7/2042	1,145,000	898,777
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,198,000	1,174,771
International Bank for Reconstruction & Development (Supranational)
2.13%, 3/3/2025	42,000	40,521
0.63%, 4/22/2025	550,000	518,345
0.38%, 7/28/2025	868,000	806,353
2.50%, 7/29/2025	1,296,000	1,247,196
3.13%, 11/20/2025	85,000	82,338
1.38%, 4/20/2028	85,000	74,677
3.50%, 7/12/2028	575,000	552,561
1.13%, 9/13/2028	2,600,000	2,232,855
3.88%, 2/14/2030	1,000,000	967,494
1.63%, 11/3/2031	199,000	161,885
2.50%, 3/29/2032	30,000	25,932
4.75%, 2/15/2035	162,000	162,368
International Finance Corp. (Supranational)
2.13%, 4/7/2026	5,000	4,722
0.75%, 10/8/2026	156,000	140,386
Nordic Investment Bank (Supranational) 2.63%, 4/4/2025	55,000	53,276
Total Supranational (Cost $24,535,062)		23,695,720
Asset-Backed Securities — 0.4%
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.20%, 6/15/2028	47,396	42,448
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	800,000	777,250
Series 2022-3, Class A, 3.75%, 8/15/2027	200,000	194,745
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 5/15/2027	750,000	729,165
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	369,143
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	336,887
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	95,266
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	868,214	761,345
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	750,000	728,379
Evergy Metro, Inc., 4.20%, 3/15/2048	199,000	155,358
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	554,624
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	566,342
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A4, 0.58%, 1/16/2026	500,000	487,034

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	600,000	585,689
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	52,006	49,700
Series 2014-1, Class A, 4.00%, 4/11/2026	810,609	762,686
Series 2020-1, Class A, 5.88%, 10/15/2027	45,289	45,067
Series 2016-2, Class AA, 2.88%, 10/7/2028	240,748	210,037
Verizon Master Trust Series 2022-4, Class A, 3.40%, 11/20/2028	1,000,000	968,637
Total Asset-Backed Securities (Cost $8,546,874)		8,419,802
Municipal Bonds — 0.3% (i)
Arizona — 0.0% ^
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	603,439
California — 0.1%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	44,370
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	109,373
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	663,914
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	161,096
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	330,521
Los Angeles Unified School District, Build America Bonds
Series 2009 KRY, GO, 5.75%, 7/1/2034	20,000	20,503
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	114,849
Regents of the University of California Medical Center Pooled
Series 2010H, Rev., 6.55%, 5/15/2048	40,000	43,936
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	87,738
State of California, Various Purpose
GO, 7.50%, 4/1/2034	235,000	276,128
GO, 7.55%, 4/1/2039	400,000	476,089
Total California		2,328,517
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	77,346
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	120,465
Georgia — 0.0% ^
Municipal Electric Authority of Georgia Series 2010A, Rev., 7.06%, 4/1/2057	48,000	49,473
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	22,003
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	56,625
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	50,709
State of Illinois GO, 5.10%, 6/1/2033	410,000	394,870
Total Illinois		524,207
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., University System Facilities Series 2019A, Rev., 3.04%, 10/1/2049	50,000	35,445

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	37,278
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	296,769
Total New Jersey		334,047
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	108,062
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	29,691
Texas — 0.1%
Dallas Area Rapid Transit, Senior Lien, Sales Tax Series 2021A, Rev., 2.61%, 12/1/2048	100,000	64,601
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	69,424
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	258,307
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	42,014
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	122,073
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	300,000	230,559
Total Texas		786,978
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	639,468
Total Municipal Bonds (Cost $7,197,813)		5,637,138
	SHARES
Short-Term Investments — 2.9%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (j) (k) (Cost $42,524,827)	42,524,827	42,524,827
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (j) (k)	8,991,147	8,993,844
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (j) (k)	3,221,073	3,221,073
Total Investment of Cash Collateral from Securities Loaned (Cost $12,214,118)		12,214,917
Total Short-Term Investments (Cost $54,738,945)		54,739,744
Total Investments — 102.2% (Cost $2,084,154,059)		1,952,121,982
Liabilities in Excess of Other Assets — (2.2)%		(42,720,137)
NET ASSETS — 100.0%		1,909,401,845

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(c)	The security or a portion of this security is on loan at November 30, 2023. The total value of securities on loan at November 30, 2023 is $11,620,967.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $557,571 or 0.03% of the Fund’s
net assets as of November 30, 2023.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	The rate shown is the effective yield as of November 30, 2023.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2023.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$8,419,802	$—	$8,419,802
Commercial Mortgage-Backed Securities	—	34,303,780	—	34,303,780
Corporate Bonds	—	476,842,384	—	476,842,384
Foreign Government Securities	—	31,081,690	—	31,081,690
Mortgage-Backed Securities	—	504,869,169	—	504,869,169
Municipal Bonds	—	5,637,138	—	5,637,138

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$23,695,720	$—	$23,695,720
U.S. Government Agency Securities	—	24,250,447	—	24,250,447
U.S. Treasury Obligations	—	788,282,108	—	788,282,108
Short-Term Investments
Investment Companies	42,524,827	—	—	42,524,827
Investment of Cash Collateral from Securities Loaned	12,214,917	—	—	12,214,917
Total Short-Term Investments	54,739,744	—	—	54,739,744
Total Investments in Securities	$54,739,744	$1,897,382,238	$—	$1,952,121,982
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$12,994,643	$39,000,001	$43,000,000	$(1,599)	$799	$8,993,844	8,991,147	$453,509	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	2,787,225	52,603,013	52,169,165	—	—	3,221,073	3,221,073	85,670	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	91,260,954	320,820,883	369,557,010	—	—	42,524,827	42,524,827	5,712,066	—
Total	$107,042,822	$412,423,897	$464,726,175	$(1,599)	$799	$54,739,744		$6,251,245	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.